Document And Entity Information	12 Months Ended
Mar. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	HMC
Entity Registrant Name	HONDA MOTOR CO LTD
Entity Central Index Key	0000715153
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,802,299,559

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 1,247,113	¥ 1,279,024
Trade accounts and notes receivable, net of allowance for doubtful accounts of ¥ 7,904 million in 2011 and ¥ 7,293 million in 2012 (notes 3, 9 and 20)	812,155	787,691
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	1,081,721	1,131,068
Inventories (notes 5 and 9)	1,035,779	899,813
Deferred income taxes (note 11)	188,755	202,291
Other current assets (notes 7, 9 and 17)	373,563	390,160
Total current assets	4,739,086	4,690,047
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	2,364,393	2,348,913
Investments and advances:
Investments in and advances to affiliates (note 6)	434,744	440,026
Other, including marketable equity securities (notes 4 and 7)	188,863	199,906
Total investments and advances	623,607	639,932
Property on operating leases (note 8):
Vehicles	1,773,375	1,645,517
Less accumulated depreciation	300,618	287,885
Net property on operating leases	1,472,757	1,357,632
Property, plant and equipment, at cost (note 9):
Land	488,265	483,654
Buildings	1,492,823	1,473,067
Machinery and equipment	3,300,727	3,166,353
Construction in progress	191,107	202,186
Property, Plant and Equipment, Gross, Total	5,472,922	5,325,260
Less accumulated depreciation and amortization	3,499,464	3,385,904
Net property, plant and equipment	1,973,458	1,939,356
Other assets, net of allowance for doubtful accounts of ¥ 23,275 million in 2011 and ¥ 23,036 million in 2012 (notes 3, 4, 9, 11, 13, 17 and 20)	607,458	594,994
Total assets	11,780,759	11,570,874
Current liabilities:
Short-term debt (notes 4 and 9)	964,848	1,094,740
Current portion of long-term debt (notes 4 and 9)	911,395	962,455
Trade payables:
Notes	26,499	25,216
Accounts	942,444	691,520
Accrued expenses (note 13)	489,110	525,540
Income taxes payable (note 11)	24,099	31,960
Other current liabilities (notes 9, 11 and 17)	221,364	236,761
Total current liabilities	3,579,759	3,568,192
Long-term debt, excluding current portion (notes 4 and 9)	2,235,001	2,043,240
Other liabilities (notes 4, 10, 11 and 13)	1,437,709	1,376,530
Total liabilities	7,252,469	6,987,962
Honda Motor Co., Ltd. shareholders' equity:
Common stock, authorized 7,086,000,000 shares; issued 1,811,428,430 shares	86,067	86,067
Capital surplus	172,529	172,529
Legal reserves (note 12)	47,184	46,330
Retained earnings (note 12)	5,769,029	5,666,539
Accumulated other comprehensive income (loss), net (notes 7, 11, 13, 15 and 17)	(1,646,078)	(1,495,380)
Treasury stock, at cost 9,126,716 shares in 2011 and 9,128,871 shares in 2012	(26,117)	(26,110)
Total Honda Motor Co., Ltd. shareholders' equity	4,402,614	4,449,975
Noncontrolling interests	125,676	132,937
Total equity	4,528,290	4,582,912
Commitments and contingent liabilities (notes 18 and 19)
Total liabilities and equity	¥ 11,780,759	¥ 11,570,874

Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 7,293	¥ 7,904
Other assets, allowance for doubtful accounts	¥ 23,036	¥ 23,275
Common stock, authorized	7,086,000,000	7,086,000,000
Common stock, issued	1,811,428,430	1,811,428,430
Treasury stock, shares	9,128,871	9,126,716

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales and other operating revenue (notes 2 and 6)	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Operating costs and expenses:
Cost of sales (notes 1(u), 1(v) and 2)	5,919,633	6,496,841	6,414,721
Selling, general and administrative (note 1(u) and 1(v))	1,277,280	1,382,660	1,337,324
Research and development	519,818	487,591	463,354
Cost of sales, SG&A and R&D expenses	7,716,731	8,367,092	8,215,399
Operating income	231,364	569,775	363,775
Other income (expenses):
Interest income	33,461	23,577	18,232
Interest expense	(10,378)	(8,474)	(12,552)
Other, net (notes 1(p), 6, 7 and 17)	2,956	45,670	(33,257)
Nonoperating Income (Expense), Total	26,039	60,773	(27,577)
Income before income taxes and equity in income of affiliates	257,403	630,548	336,198
Income tax expense (note 11):
Current	86,074	76,647	90,263
Deferred	49,661	130,180	56,606
Income from continuing operations	135,735	206,827	146,869
Income before equity in income of affiliates	121,668	423,721	189,329
Equity in income of affiliates (note 6)	100,406	139,756	93,282
Net income	222,074	563,477	282,611
Less: Net income attributable to noncontrolling interests	10,592	29,389	14,211
Net income attributable to Honda Motor Co., Ltd.	¥ 211,482	¥ 534,088	¥ 268,400
Basic net income attributable to Honda Motor Co., Ltd. per common share (note 1(o))	¥ 117.34	¥ 295.67	¥ 147.91

Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Capital surplus	Legal reserves	Retained earnings	Accumulated other comprehensive income (loss), net	Treasury Stock	Total Honda Motor Co., Ltd. shareholders' equity	Noncontrolling interests
Beginning balance at Mar. 31, 2009	¥ 4,130,344	¥ 86,067	¥ 172,529	¥ 43,965	¥ 5,099,267	¥ (1,322,828)	¥ (71,712)	¥ 4,007,288	¥ 123,056
Transfer to legal reserves				1,498	(1,498)
Dividends paid to Honda Motor Co., Ltd. shareholders	(61,696)				(61,696)			(61,696)
Dividends paid to noncontrolling interests	(16,278)								(16,278)
Capital transactions and others	127								127
Comprehensive income (loss):
Net income	282,611				268,400			268,400	14,211
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	96,847					91,097		91,097	5,750
Unrealized gains (losses) on available-for-sale securities, net	23,218					23,107		23,107	111
Unrealized gains (losses) on derivative instruments, net	(324)					(324)		(324)
Pension and other postretirement benefits adjustments	1,599					786		786	813
Total comprehensive income (loss)	403,951							383,066	20,885
Purchase of treasury stock	(20)						(20)	(20)
Reissuance of treasury stock	2						2	2
Cumulative effect of adjustments resulting from the adoption of new accounting standards on variable interest entities, net of tax (note 1(c))	1,432				1,432			1,432
Adjusted balance at March 31, 2010	4,457,862	86,067	172,529	45,463	5,305,905	(1,208,162)	(71,730)	4,330,072	127,790
Ending balance at Mar. 31, 2010	4,456,430	86,067	172,529	45,463	5,304,473	(1,208,162)	(71,730)	4,328,640	127,790
Transfer to legal reserves				867	(867)
Dividends paid to Honda Motor Co., Ltd. shareholders	(92,170)				(92,170)			(92,170)
Dividends paid to noncontrolling interests	(16,232)								(16,232)
Capital transactions and others	(946)								(946)
Comprehensive income (loss):
Net income	563,477				534,088			534,088	29,389
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(297,541)					(290,745)		(290,745)	(6,796)
Unrealized gains (losses) on available-for-sale securities, net	548					575		575	(27)
Unrealized gains (losses) on derivative instruments, net	168					168		168
Pension and other postretirement benefits adjustments	2,543					2,784		2,784	(241)
Total comprehensive income (loss)	269,195							246,870	22,325
Purchase of treasury stock	(34,800)						(34,800)	(34,800)
Reissuance of treasury stock	3						3	3
Retirement of treasury stock					(80,417)		80,417
Ending balance at Mar. 31, 2011	4,582,912	86,067	172,529	46,330	5,666,539	(1,495,380)	(26,110)	4,449,975	132,937
Transfer to legal reserves				854	(854)
Dividends paid to Honda Motor Co., Ltd. shareholders	(108,138)				(108,138)			(108,138)
Dividends paid to noncontrolling interests	(15,763)								(15,763)
Capital transactions and others	(783)								(783)
Comprehensive income (loss):
Net income	222,074				211,482			211,482	10,592
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(118,135)					(116,812)		(116,812)	(1,323)
Unrealized gains (losses) on available-for-sale securities, net	5,812					5,899		5,899	(87)
Unrealized gains (losses) on derivative instruments, net	(29)					(29)		(29)
Pension and other postretirement benefits adjustments	(39,653)					(39,756)		(39,756)	103
Total comprehensive income (loss)	70,069							60,784	9,285
Purchase of treasury stock	(8)						(8)	(8)
Reissuance of treasury stock	1						1	1
Ending balance at Mar. 31, 2012	¥ 4,528,290	¥ 86,067	¥ 172,529	¥ 47,184	¥ 5,769,029	¥ (1,646,078)	¥ (26,117)	¥ 4,402,614	¥ 125,676

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities (note 14):
Net income	¥ 222,074	¥ 563,477	¥ 282,611
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation excluding property on operating leases	320,996	351,496	401,743
Depreciation of property on operating leases	209,762	212,143	227,931
Deferred income taxes	49,661	130,180	56,606
Equity in income of affiliates	(100,406)	(139,756)	(93,282)
Dividends from affiliates	95,106	98,182	140,901
Gain on sales of investments in affiliates (note 6)		(46,756)
Provision for credit and lease residual losses on finance subsidiaries-receivables	13,032	13,305	40,062
Impairment loss on investments in securities	1,062	2,133	603
Damaged and impairment loss on long-lived assets excluding property on operating leases (note 1(u) and 1(v))	10,590	16,833	548
Impairment loss on property on operating leases	1,514	835	3,312
Loss (gain) on derivative instruments, net	(1,847)	(7,788)	(37,753)
Decrease (increase) in assets:
Trade accounts and notes receivable	(35,475)	38,700	(6,910)
Inventories	(154,222)	(33,676)	352,994
Other current assets	2,883	266	103,071
Other assets	(24,000)	(40,729)	24,150
Increase (decrease) in liabilities:
Trade accounts and notes payable	242,814	(55,331)	151,345
Accrued expenses	(25,718)	39,103	(20,457)
Income taxes payable	(7,568)	9,461	(14,524)
Other current liabilities	(12,395)	32,209	5,662
Other liabilities	(14,744)	(83,115)	(30,146)
Other, net	(55,690)	(30,335)	(44,255)
Net cash provided by operating activities	737,429	1,070,837	1,544,212
Cash flows from investing activities:
Increase in investments and advances	(23,129)	(11,412)	(19,419)
Decrease in investments and advances	14,647	13,995	14,078
Payments for purchases of available-for-sale securities	(1,784)	(262)	(5,871)
Proceeds from sales of available-for-sale securities	1,879	2,739	4,945
Payments for purchases of held-to-maturity securities	(26,078)	(179,951)	(21,181)
Proceeds from redemptions of held-to-maturity securities	47,193	154,977	6,283
Proceeds from sales of investments in affiliates (note 6)	9,957	71,073
Capital expenditures	(397,218)	(318,543)	(392,062)
Proceeds from sales of property, plant and equipment	23,260	24,725	24,472
Proceeds from insurance recoveries for damaged property, plant and equipment (note 1(v))	16,217
Acquisitions of finance subsidiaries-receivables (note 1(w))	(1,784,720)	(1,927,673)	(1,196,916)
Collections of finance subsidiaries-receivables (note 1(w))	1,765,204	1,829,097	1,344,005
Sales (repurchases) of finance subsidiaries-receivables, net			(55,168)
Purchases of operating lease assets	(683,767)	(798,420)	(544,027)
Proceeds from sales of operating lease assets	365,270	408,265	245,110
Net cash used in investing activities	(673,069)	(731,390)	(595,751)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net	(104,596)	113,669	(649,641)
Proceeds from long-term debt	1,151,971	799,520	1,132,222
Repayments of long-term debt	(967,588)	(870,406)	(963,833)
Dividends paid (note 12)	(108,138)	(92,170)	(61,696)
Dividends paid to noncontrolling interests	(15,763)	(16,232)	(16,278)
Sales (purchases) of treasury stock, net	(7)	(34,797)	(18)
Net cash used in financing activities	(44,121)	(100,416)	(559,244)
Effect of exchange rate changes on cash and cash equivalents	(52,150)	(79,909)	40,316
Net change in cash and cash equivalents	(31,911)	159,122	429,533
Cash and cash equivalents at beginning of year	1,279,024	1,119,902	690,369
Cash and cash equivalents at end of year	¥ 1,247,113	¥ 1,279,024	¥ 1,119,902

General and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
General and Summary of Significant Accounting Policies

(1) General and Summary of Significant Accounting Policies

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Indonesia, Argentina, Brazil and Turkey.

(b) Basis of Presenting Consolidated Financial Statements

The Company and its Japanese subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles.

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. These standards amend the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing”, and ASC 810 “Consolidation”. ASU 2009-16 removes the concept of a qualifying special purpose entity (QSPE) and removes the exception from applying consolidation accounting standards to QSPEs. ASU 2009-17 requires reporting entities to evaluate former QSPEs for consolidation, changes the approach to determining a variable interest entity’s primary beneficiary from a mainly quantitative assessment to an exclusively qualitative assessment designed to identify a controlling financial interest, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. As a result, previously derecognized assets held by former QSPEs including finance subsidiaries receivables of ¥282,353 million and their related secured debt of ¥274,329 million were included in the Company’s consolidated balance sheet as of April 1, 2010. The assets and liabilities associated with former legacy off-balance sheet securitizations including retained interests in securitizations and servicing assets were removed from the Company’s consolidated balance sheet from April 1, 2010. The cumulative effect adjustment upon the adoption of these standards increased the Company’s beginning retained earnings for the year ended March 31, 2011 by ¥1,432 million, net of tax effect.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. generally accepted accounting principles. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, realizable values of inventories, realization of deferred tax assets, damaged and impairment loss on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. Further changes in the economic environment surrounding Honda , effects by market conditions , effects of currency fluctuations or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in consolidated statements of income.

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.

(h) Investments in Securities

Investments in securities consist of investment to affiliates and debt and equity securities.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2011 and 2012.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2010, 2011 and 2012.

Non-marketable equity securities are carried at cost, and are examined the possibility of impairment periodically.

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. For the year ended March 31, 2010, 2011 and 2012, Honda did not recognize impairment loss on goodwill.

The carrying amount of goodwill at March 31, 2011 and 2012 was ¥12,008 million and ¥10,426 million, respectively and is included in other assets of the consolidated balance sheets.

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of the vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to the operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the declining-balance method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the years ended March 31, 2010, 2011 and 2012.

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statement of income.

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥196,713 million, ¥210,803 million and ¥195,284 million, for the years ended March 31, 2010, 2011 and 2012, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2010, 2011 and 2012 was 1,814,605,803 shares, 1,806,360,505 shares and 1,802,300,720 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2010, 2011 or 2012.

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ (37,417)	¥ (60,514)	¥ 4,563

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments. (see note 17)

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements. (see notes 16 and 17)

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ 151,197	¥ 160,773	¥ 155,276

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

(t) New Accounting Pronouncements Not Yet Adopted

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income”, which amends the FASB Accounting Standards Codification (ASC) 220 “Comprehensive Income”. This amendment eliminates the option to present other comprehensive income as part of the statement of consolidated statements of changes in equity and requires reporting entities to report other comprehensive income as components of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of pending amendments to current accounting guidance prescribed in ASU 2011-05.

The requirements of ASU 2011-05 as amended by ASU 2011-12 are effective for the Company for fiscal years, and interim periods within those years, beginning after December 15, 2011. Honda has not yet determined which method of presentation it will adopt.

(u) Impact on the Company’s consolidated financial position or results of operations of the Great East Japan Earthquake occurred on March 11, 2011

On March 11, 2011, Japan experienced a large earthquake commonly referred to as the Great East Japan Earthquake, which caused damage to certain property, plant and equipment and inventories, and the temporary suspension of production of the Company’s plants and research and development activities of the Company and its domestic consolidated subsidiaries.

As a result, the Company and its domestic consolidated subsidiaries recognized ¥45,720 million of costs and expenses, of which ¥17,450 million is included in cost of sales and ¥28,270 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2011. These costs and expenses mainly consist of unallocated fixed production overhead of ¥15,062 million caused by temporary suspension of production which is included in cost of sales, and loss on damaged property, plant and equipment of ¥15,647 million which is included in selling, general and administrative expenses. Fixed costs of ¥7,723 million pertaining to certain R&D activities incurred during the period such activities were suspended are not included in research and development, but selling, general and administrative expenses.

The costs of restoration activities amounted to ¥19,797 million are included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012.

(v) Impact on the Company’s consolidated financial position or results of operations of the floods in Thailand

In October 2011, Thailand suffered from severe floods that caused damage to inventories, and machinery and equipment of certain consolidated subsidiaries and affiliates of the Company. Accordingly, production activities in plant facilities at Honda and its affiliates had been temporarily affected by the floods.

As a result, Honda recognized ¥23,420 million of costs and expenses, of which ¥10,680 million is included in cost of sales and ¥12,740 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012. These costs and expenses mainly consist of losses on damaged inventories of ¥7,330 million which is included in cost of sales, and losses on damaged property, plant and equipment of ¥7,654 million which is included in selling, general and administrative expenses.

In addition, Honda recognized insurance recoveries of ¥21,725 million which is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012. Honda recognizes insurance recoveries in excess of the incurred losses when settlements with insurance companies are reached.

(w) Revisions of the prior year’s Consolidated Statements of Cash Flows

Revisions have been made to adjust overstatements in both acquisitions of finance subsidiaries-receivables and collections of finance subsidiaries-receivables in the consolidated statements of cash flows, that amounted to ¥251,230 million for the year ended March 31, 2010 and ¥280,807 million for the year ended March 31, 2011.

The revisions have no impact on net cash used in investing activities.

Finance Income and Related Cost of Finance Subsidiaries	12 Months Ended
Mar. 31, 2012
Finance Income and Related Cost of Finance Subsidiaries

(2) Finance Income and Related Cost of Finance Subsidiaries

Net sales and other operating revenue and cost of sales include finance income and related cost of finance subsidiaries for each of the years in the three-year period ended March 31, 2012 as follows:

	Yen (millions)
	2010	2011	2012
Finance income	¥618,811	¥573,458	¥526,576
Finance cost	321,491	309,850	293,216

Finance Receivables	12 Months Ended
Mar. 31, 2012
Finance Receivables

(3) Finance Receivables

The finance subsidiaries of the Company provide retail lending and leasing to customers and wholesale financing to dealers primarily to support sales of our products. Honda classifies retail and direct financing lease receivables derived from those services as finance subsidiaries-receivables. Operating leases are classified as property on operating leases. Certain finance receivables related to sales of inventory are included in trade accounts and notes receivable and other assets in the consolidated balance sheets. Receivables on past due operating lease rental payments are included in other current assets in the consolidated balance sheets.

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2011 and 2012:

	Yen (millions)
	2011	2012
Retail	¥3,368,014	¥3,328,140
Direct financing lease	362,136	380,339
Wholesale flooring	267,526	265,644
Commercial loans	34,116	35,678

Total finance receivables	4,031,792	4,009,801
Less:
Allowance for credit losses	28,437	23,049
Allowance for losses on lease residual values	7,225	5,366
Unearned interest income and fees	19,916	16,951

	3,976,214	3,964,435
Less:
Finance receivables included in trade receivables, net	332,195	334,044
Finance receivables included in other assets, net	164,038	184,277

Finance subsidiaries-receivables, net	3,479,981	3,446,114
Less current portion	1,131,068	1,081,721

Noncurrent finance subsidiaries-receivables, net	¥2,348,913	¥2,364,393

Allowance for Credit Losses

The majority of the credit risk is with consumer financing and to a lesser extent with dealer financing. Credit risk is affected by general economic conditions such as a rise in unemployment rates or declines in used vehicle prices. The finance subsidiaries of the Company estimate losses incurred on retail and direct financing lease receivables and recognize them in the allowance for credit losses. Consumer finance receivables consist of a large number of smaller-balance homogenous loans and leases. The finance subsidiaries of the Company segment these receivables into groups with common characteristics, and estimate collectively the allowance for credit losses on consumer finance receivables by the group. The finance subsidiaries of the Company take into consideration various methodologies when estimating the allowance including vintage loss rate analysis and delinquency roll rate analysis. When performing the vintage loss rate analysis, consumer finance receivables are segregated between retail and direct financing lease, and further segmented into groups with common risk characteristics including collateral type, credit grades and original terms. Loss rates are projected for these pools based on historical rates and adjusted for considerations of emerging trends and changing economic conditions. The roll rate analysis is used primarily by the finance subsidiaries of the Company in North America. This analysis tracks the migration of finance receivables through various stages of delinquency and ultimately to charge-offs. Roll rates are projected based on historical results while also taking into consideration trends and changing economic conditions.

Wholesale receivables are considered to be impaired when it is probable that they will be unable to collect all amounts due according to the original terms of the contract. The finance subsidiaries of the Company recognize estimated losses on them in the allowance for credit losses. Credit risk on wholesale receivables is affected primarily by the financial strength of the dealers within the portfolio. Wholesale receivables are evaluated for impairment on an individual dealer basis. Ongoing evaluations of dealerships are performed to determine whether there is evidence of impairment. Factors can include payment performance, overall dealership financial performance, or known difficulties experienced by the dealership.

Honda regularly reviews the adequacy of the allowance for credit losses. The estimates are based on information available as of each reporting date. However, actual losses may differ from the original estimates as a result of actual results varying from those assumed in our estimates with inherently uncertain items.

The following table presents the changes in the allowance for credit losses on finance receivables for the year ended March 31, 2012.

	Yen (millions)
	Retail	Direct financing lease	Wholesale	Total
Allowance for credit losses
Balance at beginning of the year	¥25,578	¥1,455	¥1,404	¥28,437
Provision	10,386	333	95	10,814
Charge-offs	(21,163)	(726)	(75)	(21,964)
Recoveries	6,671	134	5	6,810
Adjustments from foreign currency translation	(975)	(45)	(28)	(1,048)

Balance at end of the year	¥20,497	¥1,151	¥1,401	¥23,049

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are charged off when they become 120 days past due or earlier if they have been specifically identified as uncollectible. Wholesale receivables are charged off when they have been individually identified as uncollectible. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are charged off when they have been identified as substantially uncollectible according to the internal standards of each subsidiary.

Allowance for Losses on Lease Residual Values

Finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of vehicles leased as direct financing leases to customers. The allowance for losses on lease residual values is maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

Delinquencies

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are considered delinquent if more than 10% of a monthly scheduled payment is contractually past due on a cumulative basis. Wholesale receivables are considered delinquent when any principal payments are past due. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are considered delinquent when any principal payments are past due.

The following tables present an age analysis of past due finance receivables at March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥14,127	¥1,625	¥3,191	¥18,943	¥2,762,373	¥2,781,316
Used & certified auto	5,325	591	474	6,390	421,605	427,995
Others	1,666	468	895	3,029	155,674	158,703

Total retail	21,118	2,684	4,560	28,362	3,339,652	3,368,014

Direct financing lease	1,375	179	584	2,138	359,998	362,136
Wholesale
Wholesale flooring	125	38	273	436	267,090	267,526
Commercial loans	—	—	—	—	34,116	34,116

Total wholesale	125	38	273	436	301,206	301,642

Total finance receivables	¥22,618	¥2,901	¥5,417	¥30,936	¥4,000,856	¥4,031,792

	Yen (millions)
As of March 31, 2012	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥10,027	¥1,359	¥2,832	¥14,218	¥2,752,386	¥2,766,604
Used & certified auto	4,250	553	354	5,157	414,365	419,522
Others	1,200	474	963	2,637	139,377	142,014

Total retail	15,477	2,386	4,149	22,012	3,306,128	3,328,140

Direct financing lease	1,050	171	893	2,114	378,225	380,339
Wholesale
Wholesale flooring	15	15	253	283	265,361	265,644
Commercial loans	—	—	—	—	35,678	35,678

Total wholesale	15	15	253	283	301,039	301,322

Total finance receivables	¥16,542	¥2,572	¥5,295	¥24,409	¥3,985,392	¥4,009,801

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicators

The collection experience of consumer finance receivables provides an indication of the credit quality of consumer finance receivables. The likelihood of accounts charging off becomes significantly higher once an account becomes 60 days delinquent. The table below segments the Company’s portfolio of consumer finance receivables between groups the Company considers to be performing and nonperforming. Accounts that are delinquent for 60 days or greater are included in the nonperforming group and all other accounts are considered to be performing.

The following tables present the balances of consumer finance receivables by the credit quality indicator at March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,776,500	¥4,816	¥2,781,316
Used & certified auto	426,930	1,065	427,995
Others	157,340	1,363	158,703

Total retail	3,360,770	7,244	3,368,014

Direct financing lease	361,373	763	362,136

Total	¥3,722,143	¥8,007	¥3,730,150

	Yen (millions)
As of March 31, 2012	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,762,413	¥4,191	¥2,766,604
Used & certified auto	418,615	907	419,522
Others	140,577	1,437	142,014

Total retail	3,321,605	6,535	3,328,140

Direct financing lease	379,275	1,064	380,339

Total	¥3,700,880	¥7,599	¥3,708,479

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following tables present the balance of wholesale receivables by credit quality indicators at March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Group A	Group B	Total
Wholesale
Wholesale flooring	¥144,118	¥123,408	¥267,526
Commercial loans	14,024	20,092	34,116

Total	¥158,142	¥143,500	¥301,642

	Yen (millions)
As of March 31, 2012	Group A	Group B	Total
Wholesale
Wholesale flooring	¥150,473	¥115,171	¥265,644
Commercial loans	18,306	17,372	35,678

Total	¥168,779	¥132,543	¥301,322

Contractual maturities

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2012 and thereafter:

Years ending March 31	Yen (millions)
2013	¥1,446,611

2014	978,111
2015	762,499
2016	517,352
2017	240,294
After five years	64,934

2,563,190

Total	¥4,009,801

Other Finance Receivables

Except for the finance subsidiaries-receivables, the other finance receivables about which credit quality information and the allowance for credit losses are required to be disclosed by the FASB Accounting Standards Codification (ASC) 310 “Receivables” of ¥59,520 million and ¥48,544 million were included in other current assets, investments and advances-other and other assets in the consolidated balance sheets at March 31, 2011 and 2012, respectively. Honda estimates individually the collectibility of the other finance receivables based on the financial condition of the debtor. The impaired finance receivables amounted to ¥19,574 million and ¥20,320 million at March 31, 2011 and 2012, respectively, for which the allowance for credit losses were ¥19,574 million and ¥20,299 million at March 31, 2011 and 2012, respectively.

Regarding the other finance receivables which are not impaired, there are no past due receivables.

Variable Interest Entities	12 Months Ended
Mar. 31, 2012
Variable Interest Entities

(4) Variable Interest Entities

Honda considers its involvement with a variable interest entity (VIE) under the FASB Accounting Standards Codification (ASC) 810 “Consolidation”. This standard prescribes that the reporting entity shall consolidate a VIE as its primary beneficiary when it deemed to have a controlling financial interest in a VIE, meeting both of the following characteristics:

(a)	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance.

(b)	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The finance subsidiaries of the Company periodically securitize for liquidity and funding purposes and transfer finance receivables to the trust which is newly established to issue asset-backed securities. The finance subsidiaries of the Company deemed to have the power to direct the activities of these trusts that most significantly impact the trusts’ economic performance, as they retain servicing rights in all securitizations, and manage delinquencies and defaults of the underlying receivables. Furthermore, the finance subsidiaries of the Company deemed to have the obligation to absorb losses of these trusts that could potentially be significant to these trusts, as they would absorb the majority of the expected losses of these trusts by retaining certain subordinated interests of these trusts. Therefore, the Company has consolidated these trusts, as it deemed to have controlling financial interests in these trusts.

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2011 and 2012.

	Yen (millions)
	2011	2012
Finance subsidiaries-receivables, net	¥500,208	¥562,947
Restricted cash *[1]	7,931	17,486
Other assets	1,688	1,367

Total assets	¥509,827	¥581,800

Secured debt *[2]	¥495,695	¥563,460
Other liabilities	532	255

Total liabilities	¥496,227	¥563,715

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.

*[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

The creditors of these trusts do not have recourse to the finance subsidiaries’ general credit with the exception of representations and warranties customary in the industry provided by the finance subsidiaries to these trusts.

There is no VIE in which Honda holds a significant variable interest but is not the primary beneficiary as of March 31, 2011 and 2012.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

(5) Inventories

Inventories at March 31, 2011 and 2012 are summarized as follows:

	Yen (millions)
	2011	2012
Finished goods	¥531,071	¥603,721
Work in process	49,606	44,891
Raw materials	319,136	387,167

	¥899,813	¥1,035,779

Investments in and Advances to affiliates	12 Months Ended
Mar. 31, 2012
Investments in and Advances to affiliates

(6) Investments in and Advances to affiliates

The difference between the carrying amount of investment in affiliates and the amount of underlying equity is mainly investor level goodwill. The amounts are not material as of March 31, 2011 and 2012.

Investments in affiliates include equity securities which have quoted market values at March 31, 2011 and 2012 compared with related carrying amounts as follows:

	Yen (millions)
	2011	2012
Carrying amounts	¥171,198	¥182,770
Market values	177,293	191,870

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2011 and 2012, and for each of the years in the three-year period ended March 31, 2012 is shown below (see note 21):

	Yen (millions)
As of March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥225,393	¥1,276,877	¥20,362	¥1,522,632
Other assets, principally property, plant and equipment	100,796	974,543	26,452	1,101,791

Total assets	326,189	2,251,420	46,814	2,624,423

Current liabilities	127,984	912,678	8,247	1,048,909
Other liabilities	7,392	213,215	5,635	226,242

Total liabilities	135,376	1,125,893	13,882	1,275,151

Equity	¥190,813	¥1,125,527	¥32,932	¥1,349,272

	Yen (millions)
As of March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥216,751	¥1,338,679	¥20,718	¥1,576,148
Other assets, principally property, plant and equipment	108,971	1,012,363	26,328	1,147,662

Total assets	325,722	2,351,042	47,046	2,723,810

Current liabilities	134,395	1,005,935	7,253	1,147,583
Other liabilities	7,969	223,095	5,911	236,975

Total liabilities	142,364	1,229,030	13,164	1,384,558

Equity	¥183,358	¥1,122,012	¥33,882	¥1,339,252

	Yen (millions)
For the year ended March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥992,264	¥3,512,551	¥24,933	¥4,529,748
Net income attributable to Honda’s affiliates	83,467	137,471	2,684	223,622

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

Significant investments in affiliates accounted for under the equity method at March 31, 2011 and 2012 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

On March 22, 2011, Honda sold its investment in Hero Honda Motors Ltd. (HHML) with a book value of ¥34,275 million, which represented 26.0% of HHML’s total outstanding shares, to its joint venture partner for ¥71,073 million cash consideration. In conjunction with the sale, the joint venture agreement with the partner was dissolved. In addition, Honda and HHML entered into a new licensing agreement that enables HHML to continue producing, selling and servicing its current products. Consideration for the licensing agreement was ¥45,000 million, and will be paid by installments due through 2014. Total consideration received less interest, including the fair value attributable to the termination of certain obligations under the joint venture agreement, was allocated to each element using the relative selling price method in accordance with FASB Accounting Standards Codification 605 “Revenue Recognition”. As a result, the Company recognized revenue of ¥32,015 million related to the new licensing agreement in Net sales and other operating revenue, and a gain on sale of the investment of ¥46,756 million in Other income (expense) – Other, net.

There are no equity method affiliates that are in Financial services business.

Sales to affiliates by the Company and its subsidiaries and sales among such affiliates are made on the same basis as sales to unaffiliated parties.

Honda’s equity in undistributed income of affiliates at March 31, 2011 and 2012 included in retained earnings was ¥379,179 million and ¥380,271 million, respectively.

Trade receivables and trade payables include the following balances with affiliates at March 31, 2011 and 2012, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2012. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates. The amount during the fiscal years ended March 31, 2010 and 2011 have been corrected from the amounts previously disclosed.

	Yen (millions)
	2011	2012
Amounts due from	¥135,576	¥176,255
Amounts due to	97,254	142,490

	Yen (millions)
	2010	2011	2012
Purchases from	¥783,066	¥806,744	¥762,415
Sales to	566,420	617,603	561,426

Investments and Advances-Other	12 Months Ended
Mar. 31, 2012
Investments and Advances-Other

(7) Investments and Advances-Other

Investments and advances at March 31, 2011 and 2012 consist of the following:

	Yen (millions)
	2011	2012
Current
Corporate debt securities	¥331	¥1,404
U.S. government agency debt securities	—	822
Advances	790	824
Certificates of deposit	1,366	1,509

	¥2,487	¥4,559

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2011	2012
Noncurrent
Auction rate securities	¥6,948	¥6,651
Marketable equity securities	92,421	100,829
Government bonds	1,999	1,999
U.S. government agency debt securities	37,029	10,913
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	12,178	11,697
Guaranty deposits	23,735	21,679
Advances	1,159	1,276
Other	23,468	32,850

	¥199,906	¥188,863

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2011 and 2012 is summarized below:

	Yen (millions)
	2011	2012
Available-for-sale
Cost	¥46,017	¥44,818
Fair value	99,369	107,480
Gross unrealized gains	56,019	64,704
Gross unrealized losses	2,667	2,042

Held-to-maturity
Amortized cost	¥40,725	¥16,647
Fair value	40,649	16,711
Gross unrealized gains	91	84
Gross unrealized losses	167	20

Maturities of debt securities classified as held-to-maturity at March 31, 2012 are as follows:

Yen (millions)
Due within one year	¥3,735
Due after one year through five years	12,090
Due after five years through ten years	822

Total	¥16,647

There was no significant realized gains and losses from available-for-sale securities included in other income (expenses)-other, net for the years ended March 31, 2010, 2011 and 2012, respectively.

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥2,971	¥317
12 months or longer	12,302	1,725

	¥15,273	¥2,042

Held-to-maturity
Less than 12 months	¥5,734	¥20
12 months or longer	—	—

	¥5,734	¥20

Honda does not believe the decline in fair value of any of its investment securities to be other than temporary, which is based on factors such as financial and operating conditions of the issuer, the industry in which the issuer operates, degree and period of the decline in fair value and other relevant factors.

Property on Operating Leases	12 Months Ended
Mar. 31, 2012
Property on Operating Leases

(8) Property on Operating Leases

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	¥257,416
2014	168,689
2015	56,968
2016	2,653
2017	487

Total future minimum lease rentals	¥486,213

Future minimum rentals as shown above should not necessarily be considered indicative of future cash collections.

Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2012
Short-term and Long-term Debt

(9) Short-term and Long-term Debt

Short-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Short-term bank loans	¥268,600	¥282,238
Asset backed notes	35,908	49,636
Medium-term notes	184,437	141,033
Commercial paper	605,795	491,941

	¥1,094,740	¥964,848

The weighted average interest rates on short-term debt outstanding at March 31, 2011 and 2012 were 0.67% and 0.88%, respectively.

Long-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥240	¥198
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,240	70,198
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	19,827	14,746
Unsecured, principally from banks	804,396	897,769
Asset backed notes, maturing through 2015	453,802	511,384
1.30% Japanese yen unsecured bond due 2011	40,000	—
1.51% Japanese yen unsecured bond due 2011	30,000	—
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	—	40,000
0.48% Japanese yen unsecured bond due 2017	—	40,000
4.72% Thai baht unsecured bond due 2011	3,575	—
Medium-term notes, maturing through 2023	1,408,960	1,397,532
Less unamortized discount, net	5,105	5,233

	2,935,455	3,076,198

Total long-term debt	3,005,695	3,146,396
Less current portion	962,455	911,395

Total long-term debt, excluding current portion	¥2,043,240	¥2,235,001

Pledged assets at March 31, 2011 and 2012 are as follows:

	Yen (millions)
	2011	2012
Trade accounts and notes receivable	¥13,808	¥10,119
Inventories	11,691	3,289
Other current assets	5,337	—
Property, plant and equipment	24,548	22,102
Finance subsidiaries-receivables	504,587	570,655

Certain loans are secured by trade accounts and notes receivable, inventories, other current assets and property, plant and equipment presented above and subject to collateralization upon request, and their interest rates range from 0.64% to 15.24% per annum at March 31, 2012 and weighted average interest rates on total outstanding long-term debt at March 31, 2011 and 2012 were 2.29% and 2.10%, respectively. Asset backed notes are secured by finance subsidiaries-receivables, and their weighted average interest rates at March 31, 2011 and 2012 were 1.94% and 1.18% respectively. Medium-term notes are unsecured, and their interest rates range from 0.49% to 5.29% at March 31, 2011 and from 0.49% to 5.51% at March 31, 2012.

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2012 and thereafter:

Years ending March 31	Yen (millions)
2013	¥911,395

2014	714,552
2015	572,069
2016	312,907
2017	479,594
After five years	155,879

2,235,001

Total	¥3,146,396

Certain of the Company’s subsidiaries have entered into currency swap and interest rate swap agreements for hedging currency and interest rate exposures resulting from the issuance of long-term debt. Fair value of contracts related to currency swaps and interest rate swaps is included in other assets and other current assets and/or liabilities in the consolidated balance sheets, as appropriate (see notes 16 and 17).

At March 31, 2012, Honda had unused line of credit facilities amounting to ¥2,271,362 million, of which ¥698,049 million related to commercial paper programs and ¥1,573,313 million related to medium-term notes programs. Honda is authorized to obtain financing at prevailing interest rates under these programs.

At March 31, 2012, the Company and its finance subsidiaries also had committed lines of unused credit amounting to ¥783,667 million. Within these lines, the unused committed lines for back up the commercial paper programs are ¥777,353 million. Borrowings under those committed lines of credit generally are available at the prime interest rate.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Certain debenture trust agreements provide that Honda must give additional security upon request of the trustee.

Other Liabilities	12 Months Ended
Mar. 31, 2012
Other Liabilities

(10) Other Liabilities

Other liabilities at March 31, 2011 and 2012 consist of the following:

	Yen (millions)
	2011	2012
Accrued liabilities for product warranty, excluding current portion	¥98,042	¥89,738
Pension and other postretirement benefits	542,917	574,258
Deferred income taxes	472,378	526,299
Other	263,193	247,414

	¥1,376,530	¥1,437,709

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

(11) Income Taxes

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2012 are allocated as follows:

	Yen (millions)
	2010	2011	2012
Income from continuing operations	¥146,869	¥206,827	¥135,735
Other comprehensive income (loss) (note 15)	27,708	(4,708)	(20,770)

	¥174,577	¥202,119	¥114,965

Income (loss) before income taxes and equity in income of affiliates by Japanese and foreign source for each of the years in the three-year period ended March 31, 2012 consisted of the following:

	Yen (millions)
	2010	2011	2012
Income (loss) before income taxes
Japanese	¥(24,723)	¥115,740	¥(125,787)
Foreign	360,921	514,808	383,190

	¥336,198	¥630,548	¥257,403

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2012 consisted of the following:

	Yen (millions)
	2010	2011	2012
Income taxes
Current
Japanese	¥9,209	¥(52,701)	¥8,136
Foreign	81,054	129,348	77,938

	¥90,263	¥76,647	¥86,074

Deferred
Japanese	¥(7,018)	¥22,324	¥(26,071)
Foreign	63,624	107,856	75,732

	¥56,606	¥130,180	¥49,661

Total
Japanese	¥2,191	¥(30,377)	¥(17,935)
Foreign	144,678	237,204	153,670

	¥146,869	¥206,827	¥135,735

The statutory income tax rate in Japan was approximately 40% for each of the years in the three-year period ended March 31, 2012. The foreign subsidiaries are subject to taxes based on income at rates ranging from 16% to 40%.

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2012 differs from the Japanese statutory income tax rate for the following reasons:

	2010	2011	2012
Statutory income tax rate	40.0%	40.0%	40.0%
Recognition of valuation allowance	6.2	2.3	7.2
Difference in statutory tax rates of foreign subsidiaries	(6.3)	(6.2)	(12.2)
Reversal of valuation allowance	(0.9)	(0.7)	(1.8)
Research and development credit	(0.3)	(0.3)	(0.6)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	4.1	6.1	9.8
Undistributed earnings of subsidiaries and affiliates	3.7	2.8	2.7
Other adjustments relating to prior years	(1.6)	—	0.4
Adjustments for unrecognized tax benefits	0.6	(10.3)	(1.1)
Adjustments for the change in income tax laws*	—	—	8.3
Other	(1.8)	(0.9)	0.0

Effective tax rate	43.7%	32.8%	52.7%

*

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan will be changed to approximately 38% for fiscal years beginning on or after April 1, 2012, and to approximately 35% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net of deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 are presented below:

	Yen (millions)
	2011	2012
Deferred tax assets:
Inventories	¥27,461	¥28,371
Allowance for dealers and customers	98,479	79,075
Accrued bonus	33,531	28,408
Property, plant and equipment	68,417	54,330
Operating loss carryforwards	69,441	145,140
Pension and other postretirement benefits	225,590	210,691
Other	157,355	161,107

Total gross deferred tax assets	680,274	707,122
Less valuation allowance	65,479	69,092

Net deferred tax assets	614,795	638,030

Deferred tax liabilities:
Inventories	(9,351)	(11,044)
Prepaid pension expenses	(19,948)	(19,586)
Property, plant and equipment, excluding lease transactions	(50,691)	(65,774)
Direct financing lease transactions	(16,181)	(17,942)
Operating lease transactions	(468,914)	(525,865)
Undistributed earnings of subsidiaries and affiliates	(100,389)	(91,241)
Net unrealized gains on available-for-sale securities	(19,737)	(21,218)
Other	(40,454)	(42,673)

Total gross deferred tax liabilities	(725,665)	(795,343)

Net deferred tax asset (liability)	¥(110,870)	¥(157,313)

Deferred income tax assets and liabilities at March 31, 2011 and 2012 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2011	2012
Current assets-Deferred income taxes	¥202,291	¥188,755
Other assets	160,379	181,746
Other current liabilities	(1,162)	(1,515)
Other liabilities	(472,378)	(526,299)

Net deferred tax asset (liability)	¥(110,870)	¥(157,313)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income over the periods in which those temporary differences become deductible and operating loss carryforwards utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods for which the deferred tax assets are deductible, management believes it is more likely than not that Honda will realize the benefits of these deductible differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2011 and 2012. The amount of the deferred tax asset considered realizable, however, could be significantly reduced in the near term if estimates of future taxable income during the carryforward period are reduced due to further changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors. For the years ended March 31, 2010, 2011 and 2012, the net change in the total valuation allowance was an increase of ¥4,872 million, ¥12,069 million, and ¥3,613 million, respectively. The valuation allowance primarily relates to deferred tax assets associated with net operating loss and tax credit carryforwards.

At March 31, 2012, Honda has operating loss and tax credit carryforwards for income tax purposes of ¥417,547 million and ¥2,395 million, respectively, which are available to offset future taxable income and income taxes, if any. Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥851
1 to 5 years	8,325
5 to 20 years	315,852
Indefinite periods	92,519

¥417,547

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥1
1 to 5 years	794
5 to 20 years	937
Indefinite periods	663

¥2,395

At March 31, 2011 and 2012, Honda did not recognize deferred tax liabilities of ¥114,260 million and ¥99,483 million, respectively, for certain portions of the undistributed earnings of the Company’s foreign subsidiaries and foreign corporate joint ventures because such portions were considered indefinitely reinvested. At March 31, 2011 and 2012, the undistributed earnings not subject to deferred tax liabilities were ¥3,718,929 million and ¥3,858,508 million, respectively.

Honda’s unrecognized tax benefits totaled ¥109,473 million, ¥46,265 million and ¥43,627 million at March 31, 2010, 2011 and 2012, respectively. Of these amounts, the amounts that would impact Honda’s effective income tax rate, if recognized, are ¥105,318 million, ¥41,264 million and ¥32,460 million in fiscal years 2010, 2011 and 2012, respectively.

Recognized interest and penalties, net included in income tax expense for the years ended March 31, 2010, 2011 and 2012 were ¥335 million benefit, ¥6,050 million benefit and ¥513 million benefit, respectively. Honda had recorded approximately ¥2,685 million and ¥2,121 million for accrued interest and accrued penalties at March 31, 2011 and 2012, respectively. Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2010	2011	2012
Balance at beginning of year	¥125,771	¥109,473	¥46,265
Additions for tax positions related to the current year	4,207	12,338	2,910
Additions for tax positions of prior years	2,422	7,280	4,538
Reductions for tax positions of prior years *	(20,225)	(71,519)	(1,217)
Settlements *	(716)	(9,191)	(1,688)
Reductions for statute of limitations	—	(8)	(6,894)
Effect of exchange rate changes	(1,986)	(2,108)	(287)

Balance at end of year	¥109,473	¥46,265	¥43,627

*	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Tax liabilities associated with uncertain tax positions are primarily classified as other noncurrent liabilities, as Honda does not expect to pay cash or settle on these positions within the next twelve months.

Honda has open tax years from primarily 2005 to 2012 with various significant taxing jurisdictions including Japan (fiscal years 2006-2012), the United States (fiscal years 2005-2012), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil, and Australia.

Honda is subject to income tax examinations in many tax jurisdictions. Tax examinations can involve complex issues and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although Honda believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in the future periods.

It is difficult to estimate the timing and range of possible change related to the uncertain tax positions, as finalizing audits with the relevant income tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next twelve months, although any settlements or statute expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.

Dividends and Legal Reserves	12 Months Ended
Mar. 31, 2012
Dividends and Legal Reserves

(12) Dividends and Legal Reserves

The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and a legal reserve equals 25% of stated capital. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of their respective countries.

Dividends and appropriations to the legal reserves charged to retained earnings during the years in the three-year period ended March 31, 2012 represent dividends paid out during those years and the related appropriations to the legal reserves. Dividends per share were ¥34, ¥51 and ¥60 for the years ended March 31, 2010, 2011 and 2012, respectively. The accompanying consolidated financial statements do not include any provision for the dividend of ¥15 per share aggregating ¥27,034 million proposed and resolved in the general shareholders’ meeting held on June 21, 2012.

Pension and Other Postretirement Benefits	12 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefits

(13) Pension and Other Postretirement Benefits

The Company and its subsidiaries have various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. Benefits under the plans are primarily based on the combination of years of service and compensation. The funding policy is to make periodic contributions as required by applicable regulations. Plan assets consist primarily of domestic and foreign equity and debt securities.

Obligations and funded status

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2011	2012	2011	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,157,951)	¥(1,174,026)	¥(430,683)	¥(446,159)
Service cost	(35,209)	(33,454)	(18,113)	(19,506)
Interest cost	(23,159)	(23,481)	(24,165)	(24,130)
Plan participants’ contributions	—	—	(199)	(22)
Actuarial gain (loss)	(2,936)	7,449	(20,033)	(66,872)
Benefits paid	45,229	47,174	7,672	11,585
Amendment	—	—	—	2,579
Other	—	—	742	—
Foreign currency translation	—	—	38,620	6,461

Benefit obligations at end of year	(1,174,026)	(1,176,338)	(446,159)	(536,064)

Change in plan assets:
Fair value of plan assets at beginning of year	694,738	748,345	379,648	395,565
Actual return on plan assets	26,760	29,364	37,866	22,651
Employer contributions	72,076	71,166	20,617	21,503
Plan participants’ contributions	—	—	199	22
Benefits paid	(45,229)	(47,174)	(7,672)	(11,585)
Foreign currency translation	—	—	(35,093)	(5,656)

Fair value of plan assets at end of year	748,345	801,701	395,565	422,500

Funded status	(425,681)	(374,637)	(50,594)	(113,564)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,171	¥1,268	¥4,735	¥—
Current liabilities	(403)	(305)	(86)	(86)
Noncurrent liabilities	(426,449)	(375,600)	(55,243)	(113,478)

Total	(425,681)	(374,637)	(50,594)	(113,564)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥436,688	¥403,010	¥135,868	¥201,199
Net transition obligation	—	—	140	110
Prior service cost (benefit)	(154,279)	(137,975)	532	(2,151)

Total	282,409	265,035	136,540	199,158

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,156,330)	¥(1,157,473)	¥(298,015)	¥(464,641)
Accumulated benefit obligations	(1,086,774)	(1,088,929)	(273,168)	(420,920)
Fair value of plan assets	731,018	782,949	263,553	363,068

The accumulated benefit obligations for all Japanese defined benefit plans at March 31, 2011 and 2012 were ¥1,101,299 million and ¥1,104,401 million, respectively. The accumulated benefit obligations for all foreign defined benefit plans at March 31, 2011 and 2012 were ¥386,686 million and ¥472,765 million, respectively.

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2012 include the following:

	Yen (millions)
	2010	2011	2012
Japanese plans:
Pension Cost
Service cost-benefits earned during the year	¥37,215	¥35,209	¥33,454
Interest cost on projected benefit obligations	22,593	23,159	23,481
Expected return on plan assets	(22,080)	(22,972)	(23,645)
Amortization of actuarial loss (gain)	27,288	21,871	20,373
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

	¥48,712	¥40,963	¥37,359

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(56,262)	(50)	(13,305)
Amortization of actuarial loss (gain)	(27,288)	(21,871)	(20,373)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

	¥(67,246)	¥(5,617)	¥(17,374)

Total recognized in Pension cost and Other comprehensive income (loss)	¥(18,534)	¥35,346	¥19,985

Foreign plans:
Pension Cost
Service cost-benefits earned during the year	¥15,210	¥18,113	¥19,506
Interest cost on projected benefit obligations	23,135	24,165	24,130
Expected return on plan assets	(27,675)	(27,332)	(26,796)
Amortization of actuarial loss (gain)	1,403	5,422	5,829
Amortization of net transition obligation	31	31	30
Amortization of prior service cost (benefit)	(44)	5	6
Other	7,162	382	3

	¥19,222	¥20,786	¥22,708

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	32,479	8,560	71,160
Amortization of actuarial loss (gain)	(1,403)	(5,422)	(5,829)
Amortization of net transition obligation	(31)	(31)	(30)
Prior service cost (benefit)	989	—	(2,677)
Amortization of prior service cost (benefit)	44	(5)	(6)

	¥32,078	¥3,102	¥62,618

Total recognized in Pension cost and Other comprehensive income (loss)	¥51,300	¥23,888	¥85,326

The estimated actuarial gain (loss) and prior service benefit (cost) for all Japanese defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are ¥(18,241) million and ¥16,304 million, respectively. And the estimated actuarial gain (loss), net transition asset (obligation) and prior service benefit (cost) for all foreign defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are ¥(10,614) million, ¥(32) million and ¥223 million, respectively.

Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2011 and 2012 were as follows:

	2011	2012
Japanese plans:
Discount rate	2.0%	2.0%
Rate of salary increase	2.2%	2.1%
Foreign plans:
Discount rate	5.5 ~ 6.0%	4.6 ~ 5.2%
Rate of salary increase	1.5 ~ 4.6%	1.5 ~ 4.4%

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2012 were as follows:

	2010	2011	2012
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.3%	2.2%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	6.9 ~ 8.0%	5.6 ~ 6.5%	5.5 ~ 6.0%
Rate of salary increase	1.5 ~ 6.4%	1.5 ~ 5.3%	1.5 ~ 4.6%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 8.0%	6.5 ~ 7.5%

Honda determines the expected long-term rate of return based on its investment policies. Honda considers the eligible investment assets under its investment policies, historical experience, expected long-term rate of return under the investing environment, and the long-term target allocations of the various asset categories.

Measurement date

Honda uses the balance sheet date as the measurement date for its plans.

Plan assets

Honda investment policies for the Japanese and foreign pension benefit are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using the target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset categories with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the expected long-term returns of plan assets or the investment environment.

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥24,458	¥—	¥—	¥24,458
Equity securities	222,184	4	260	222,448
Corporate bonds	4,766	2,173	1,022	7,961
Government, agency and local bonds	180,841	76,329	—	257,170
Group annuity insurance:
General accounts	—	14,029	—	14,029
Separate accounts	—	12,906	—	12,906
Pooled funds:
Hedge funds	—	—	55,464	55,464
Commingled and other mutual funds	415	158,754	686	159,855
Derivative instruments	255	(6,201)	—	(5,946)

Total	¥432,919	¥257,994	¥57,432	¥748,345

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥28,306	¥—	¥—	¥28,306
Equity securities	231,011	346	180	231,537
Corporate bonds	5,349	1,425	—	6,774
Government, agency and local bonds	199,068	72,801	100	271,969
Group annuity insurance:
General accounts	—	15,891	—	15,891
Separate accounts	—	12,330	—	12,330
Pooled funds:
Hedge funds	—	—	63,271	63,271
Commingled and other mutual funds	627	176,503	—	177,130
Derivative instruments	352	(5,859)	—	(5,507)

Total	¥464,713	¥273,437	¥63,551	¥801,701

*	Information about three hierarchy levels is described in note 16.

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2011				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥139	¥229	¥274	¥28,444	¥—	¥29,086
Actual return on plan assets:
Relating to assets still held at the reporting date	(56)	—	—	(276)	—	(332)
Relating to assets sold during the period	(7)	19	—	(133)	—	(121)
Purchases, sales and settlements, net	290	931	—	27,429	686	29,336
Transfers in and/or out of Level 3	(106)	(157)	(274)	—	—	(537)

Balance at end of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432

	Yen (millions)
For the year ended March 31, 2012	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds
				Hedge funds	Commingled and other mutual funds	Total
Balance at beginning of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432
Actual return on plan assets:
Relating to assets still held at the reporting date	(13)	—	(1)	1,350	—	1,336
Relating to assets sold during the period	10	(2)	—	(596)	(3)	(591)
Purchases, sales and settlements, net	(77)	(995)	101	7,053	(683)	5,399
Transfers in and/or out of Level 3	—	(25)	—	—	—	(25)

Balance at end of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551

The major valuation methodologies for Japanese pension plan assets are as follows:

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2011 and 2012, this class includes approximately 11% and 13% of Japanese equity securities, 41% and 41% of United States equity securities and 48% and 46% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. At March 31, 2011 and 2012, this class includes approximately 27% and 29% of Japanese bonds, 22% and 24% of United States bonds and 51% and 47% of other foreign bonds, respectively.

General accounts of group annuity insurance are assets invested by life insurance companies to meet fixed guaranteed rates of return for policyholders, and that life insurance companies bear the investment risk on such assets. Fair value of general accounts is estimated based on inputs such as contractual interest rates. Fair value measurement for general accounts is classified as Level 2. Separate accounts of group annuity insurance mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of the separate accounts based on their net asset values and Honda’s ownership percentage. Fair value measurement for separate accounts is classified as Level 2.

Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices reported by the fund managers which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have the underlying assets mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Derivative instruments mainly consist of foreign exchange instruments and fair value of derivative instruments is estimated based on market observable inputs such as foreign exchange rates. Fair value measurement for derivative instruments is mainly classified as Level 2. At March 31, 2011 and 2012, on a gross basis, asset position is ¥2,813 million and ¥4,672 million and liability position is ¥8,759 million and ¥10,179 million, respectively.

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥4,266	¥—	¥—	¥4,266
Short-term investments	235	5,684	—	5,919
Equity securities	140,404	57	—	140,461
Corporate bonds	—	44,838	47	44,885
Government, agency and local bonds	2,597	41,995	100	44,692
Pooled funds:
Real estate funds	—	—	11,698	11,698
Private equity funds	—	—	7,952	7,952
Hedge funds	—	—	7,148	7,148
Commingled and other mutual funds	—	118,579	1,354	119,933
Derivative instruments	(7)	(169)	1	(175)
Asset backed securities	—	8,692	94	8,786

Total	¥147,495	¥219,676	¥28,394	¥395,565

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥3,130	¥—	¥—	¥3,130
Short-term investments	125	10,491	—	10,616
Equity securities	130,929	221	—	131,150
Corporate bonds	—	46,207	—	46,207
Government, agency and local bonds	3,013	39,185	—	42,198
Pooled funds:
Real estate funds	—	—	15,190	15,190
Private equity funds	—	—	10,030	10,030
Hedge funds	—	—	19,726	19,726
Commingled and other mutual funds	—	137,310	1,840	139,150
Derivative instruments	—	101	(28)	73
Asset backed securities	—	5,030	—	5,030

Total	¥137,197	¥238,545	¥46,758	¥422,500

*	Information about three hierarchy levels is described in note 16.

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for Level 3 foreign pension plan assets.

	Yen (millions)
				Pooled funds
For the year ended March 31, 2011	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥—	¥27	¥(1)	¥406	¥15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	7	634	913	225	—	—	9	1,788
Relating to assets sold during the period	(3)	(34)	268	—	—	—	(2)	1	5	235
Purchases, sales and settlements, net	(190)	(175)	(3,840)	6,165	4,690	7,143	737	2	(267)	14,265
Transfers in and/or out of Level 3	1	1	14	6	(2,425)	—	586	—	(24)	(1,841)
Foreign currency translation	(16)	(23)	(315)	(473)	(454)	(220)	6	(1)	(35)	(1,531)

Balance at end of year	¥—	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394

	Yen (millions)
			Pooled funds
For the year ended March 31, 2012	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	925	198	527	16	(2)	—	1,664
Relating to assets sold during the period	—	1	1	193	(145)	—	—	(2)	48
Purchases, sales and settlements, net	(40)	(29)	2,610	1,769	11,798	475	(27)	(88)	16,468
Transfers in and/or out of Level 3	(4)	(68)	—	—	—	—	—	—	(72)
Foreign currency translation	(3)	(4)	(44)	(82)	398	(5)	—	(4)	256

Balance at end of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥—	¥46,758

The major valuation methodologies for foreign pension plan assets are as follows:

Fair value of short-term investments is mainly estimated based on market observable inputs. Fair value measurement for short-term investments is mainly classified as Level 2.

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2011 and 2012, this class includes approximately 7% and 6% of Japanese equity securities, 44% and 54% of United States equity securities and 49% and 40% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. Fair value measurement for the assets of which fair value is estimated based on unobservable inputs provided by third parties is classified as Level 3.

Real estate funds invest in real estate mainly in the United Kingdom and the United States and their fair value is estimated based on the prices reported by the investment managers which include unobservable inputs in valuation. Fair value measurement for real estate funds is classified as Level 3. Fair value of private equity funds is estimated based on unobservable inputs such as proprietary models and uncorroborated data from the limited partnerships. Fair value measurement for private equity funds is classified as Level 3. Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices reported by the fund managers which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have the underlying assets mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Fair value of asset-backed securities is mainly estimated based on market observable inputs provided by independent vendors. Fair value measurement for asset-backed securities is mainly classified as Level 2.

Cash flows

Contributions

Honda expects to contribute ¥70,129 million to its Japanese pension plans and ¥23,426 million to its foreign pension plans in the year ending March 31, 2013.

Estimated future benefit payment

The following table presents estimated future gross benefit payments:

	Yen (millions)
Years ending March 31:	Japanese plans	Foreign plans
2013	41,507	9,483
2014	43,347	10,627
2015	43,869	12,132
2016	45,670	13,662
2017	47,541	15,808
2018-2022	272,262	122,344

Certain of the Company’s subsidiaries in North America provide health care and life insurance benefits to retired employees. Such benefits have no material effect on Honda’s financial position and results of operations.

Special termination benefits

Yachiyo Industry Co., Ltd., which is a domestic consolidated subsidiary, implemented a special early retirement support plan in connection with the discontinuation of construction of a new auto plant resulting from the revision of Honda’s completed automobile production strategy. Honda recognized the cost related to this plan when the eligible employees decided to utilize the plan and the amount could be reasonably estimated. The cost of ¥10,354 million is included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

Supplemental Disclosures of Cash Flow Information	12 Months Ended
Mar. 31, 2012
Supplemental Disclosures of Cash Flow Information

(14) Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2010	2011	2012
Cash paid (provided), net during the year for:
Interest	¥154,814	¥128,401	¥97,788
Income taxes	(229)	174,092	47,217

During the fiscal year ended March 31, 2011, the Company retired 23,400 thousand shares of its treasury stock at a cost of ¥80,417 million by offsetting with unappropriated retained earnings of ¥80,417 million based on the resolution of board of directors.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss)

(15) Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2012 are as follows:

	Yen (millions)
	2010	2011	2012
Adjustments from foreign currency translation:
Balance at beginning of year	¥(1,068,585)	¥(977,488)	¥(1,268,233)
Adjustments for the year	91,097	(290,745)	(116,812)

Balance at end of year	(977,488)	(1,268,233)	(1,385,045)

Net unrealized gains on available-for-sale securities:
Balance at beginning of year	6,617	29,724	30,299
Reclassification adjustments for realized (gain) loss on available-for-sale securities	353	70	(539)
Increase (decrease) in net unrealized gains on available-for-sale securities	22,754	505	6,438

Balance at end of year	29,724	30,299	36,198

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	—	(324)	(156)
Reclassification adjustments for realized (gain) loss on derivative instruments	194	(646)	47
Increase (decrease) in net unrealized gains on derivative instruments	(518)	814	(76)

Balance at end of year	(324)	(156)	(185)

Pension and other postretirement benefits adjustment*
Balance at beginning of year	(260,860)	(260,074)	(257,290)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	7,581	7,739	6,890
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(6,795)	(4,955)	(46,646)

Balance at end of year	(260,074)	(257,290)	(297,046)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,322,828)	(1,208,162)	(1,495,380)
Adjustments for the year	114,666	(287,218)	(150,698)

Balance at end of year	¥(1,208,162)	¥(1,495,380)	¥(1,646,078)

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
2010:
Adjustments from foreign currency translation	¥87,644	¥3,453	¥91,097
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	35,581	(12,827)	22,754
Reclassification adjustments for losses (gains) realized in net income	588	(235)	353

Net unrealized gains (losses)	36,169	(13,062)	23,107

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(865)	347	(518)
Reclassification adjustments for losses (gains) realized in net income	324	(130)	194

Net unrealized gains (losses)	(541)	217	(324)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	6,773	(13,568)	(6,795)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	12,329	(4,748)	7,581

Net unrealized gains (losses)	19,102	(18,316)	786

Other comprehensive income (loss)	¥142,374	¥(27,708)	¥114,666

2011:
Adjustments from foreign currency translation	¥(292,106)	¥1,361	¥(290,745)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	193	312	505
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	309	266	575

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,220)	7,265	(4,955)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(411)	3,195	2,784

Other comprehensive income (loss)	¥(291,926)	¥4,708	¥(287,218)

2012:
Adjustments from foreign currency translation	¥(118,587)	¥1,775	¥(116,812)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,525	(3,087)	6,438
Reclassification adjustments for losses (gains) realized in net income	(706)	167	(539)

Net unrealized gains (losses)	8,819	(2,920)	5,899

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(115)	39	(76)
Reclassification adjustments for losses (gains) realized in net income	78	(31)	47

Net unrealized gains (losses)	(37)	8	(29)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,397)	25,751	(46,646)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	(3,844)	6,890

Net unrealized gains (losses)	(61,663)	21,907	(39,756)

Other comprehensive income (loss)	¥(171,468)	¥20,770	¥(150,698)

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

(16) Fair Value Measurements

Honda applies the FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures”. This standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, and emphasizes that a fair value measurement should be determined based on the assumptions that market participants would use in pricing an asset or liability.

This standard establishes a three-level hierarchy to be used when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety.

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥57,880	¥—	¥57,880	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	29,759	154	29,913	—	—

Total derivative instruments	—	87,639	154	87,793	(26,641)	61,152

Available-for-sale securities
Marketable equity securities	92,421	—	—	92,421	—	92,421
Auction rate securities	—	—	6,948	6,948	—	6,948

Total available-for-sale securities	92,421	—	6,948	99,369	—	99,369

Total	¥92,421	¥87,639	¥7,102	¥187,162	¥(26,641)	¥160,521

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(15,712)	¥—	¥(15,712)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(32,435)	(155)	(32,590)	—	—

Total derivative instruments	—	(48,147)	(155)	(48,302)	26,641	¥(21,661)

Total	¥—	¥(48,147)	¥(155)	¥(48,302)	¥26,641	¥(21,661)

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥33,566	¥—	¥33,566	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	31,834	—	31,834	—	—

Total derivative instruments	—	65,400	—	65,400	(21,988)	43,412

Available-for-sale securities
Marketable equity securities	100,829	—	—	100,829	—	100,829
Auction rate securities	—	—	6,651	6,651	—	6,651

Total available-for-sale securities	100,829	—	6,651	107,480	—	107,480

Total	¥100,829	¥65,400	¥6,651	¥172,880	¥(21,988)	¥150,892

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(30,820)	¥—	¥(30,820)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(20,099)	—	(20,099)	—	—

Total derivative instruments	—	(50,919)	—	(50,919)	21,988	(28,931)

Total	¥—	¥(50,919)	¥—	¥(50,919)	¥21,988	¥(28,931)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2011	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥27,555	¥1,025	¥10,041	¥38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities	(27,555)	(1,027)	—	(28,582)
Total realized/unrealized gains or losses
Included in earnings	—	2	(96)	(94)
Included in other comprehensive income (loss)	—	—	349	349
Purchases, issuances, and settlements, net	—	—	(2,329)	(2,329)
Foreign currency translation	—	(1)	(1,017)	(1,018)

Balance at end of year	¥—	¥(1)	¥6,948	¥6,947

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	—	67	67

	Yen (millions)
For the year ended March 31, 2012	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥(1)	¥6,948	¥6,947
Total realized/unrealized gains or losses
Included in earnings	—	—	—
Included in other comprehensive income (loss)	—	(114)	(114)
Purchases, issuances, settlements and sales
Purchases	—	1,784	1,784
Issuances	—	—	—
Settlements	1	—	—
Sales	—	(1,879)	(1,879)
Foreign currency translation	—	(88)	(87)

Balance at end of year	¥—	¥6,651	¥6,651

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	(114)	(114)

Total realized/unrealized gains or losses related to interest rate instruments, including those held at the reporting date, are included in other income (expenses) – other, net, in the consolidated statements of income.

The valuation methodologies the assets and liabilities measured at fair value on a recurring basis are as follows:

Foreign exchange and interest rate instruments (see notes 1(q) and 17)

The fair values of foreign currency forward exchange contracts and foreign currency option contracts are estimated using market observable inputs such as spot exchange rates, discount rates and implied volatility. Fair value measurements for foreign currency forward exchange contracts and foreign currency option contracts are classified as Level 2. The fair values of currency swap agreements and interest rate swap agreements are estimated by discounting future cash flows using market observable inputs such as LIBOR rates, swap rates, and foreign exchange rates. Fair value measurements for these currency swap agreements and interest rate swap agreements are classified as Level 2.

The credit risk of Honda and its counterparties are considered on the valuation of foreign exchange and interest rate instruments.

Marketable equity securities

The fair value of marketable equity securities is estimated by using quoted market prices. Fair value measurement for marketable equity securities is classified as Level 1.

Auction rate securities

The subsidiary’s auction rate securities (ARS) holdings were AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and United States Government, and are guaranteed about 95% by the United States Government. To estimate fair value of auction rate securities, Honda uses third-party developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.

Honda does not have significant assets and liabilities measured at fair value on a nonrecurring basis as of and for the year ended March 31, 2011 and 2012.

Honda has not elected the fair value option for the fiscal year ended March 31, 2011 and 2012.

The estimated fair values of significant financial instruments at March 31, 2011 and 2012 are as follows:

	Yen (millions)
	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables *	¥3,642,235	¥3,701,218	¥3,607,127	¥3,653,850
Held-to-maturity securities	40,725	40,649	16,647	16,711
Debt	(4,100,435)	(4,159,300)	(4,111,244)	(4,176,361)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table exclude ¥333,979 million and ¥357,308 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table also include ¥496,233 million and ¥518,321 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

The estimated fair values have been determined using relevant market information and appropriate valuation methodologies. However, these estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. The effect of using different assumptions and/or estimation methodologies may be significant to the estimated fair values.

The methodologies and assumptions used to estimate the fair values of financial instruments are as follows:

Cash and cash equivalents, trade receivables and trade payables

The carrying amounts approximate fair values because of the short maturity of these instruments.

Finance subsidiaries-receivables

The fair values of retail receivables and commercial loans are estimated by discounting future cash flows using the current rates for these instruments of similar remaining maturities. Given the short maturities of wholesale flooring receivables, the carrying amount of those receivables approximates fair value. Fair value measurements for retail receivables and commercial loans are mainly classified as Level 3.

Held-to-maturity securities

The fair value of Government bonds is estimated by using quoted market prices. Fair value measurement of those Government bonds is classified as Level 1. The fair value of U.S. government agency debt securities is estimated based on proprietary pricing models provided by specialists and/or market makers and the models obtain a wide array of market observable inputs such as credit ratings and discount rates. Fair value measurement for those securities is classified as Level 2.

Debt

The fair values of bonds are estimated by using quoted market prices. Fair value measurement of those bonds is mainly classified as Level 1. The fair values of short-term loans and long-term loans are estimated by discounting future cash flows using interest rates currently available for loans of similar terms and remaining maturities. Fair value measurements for those loans are mainly classified as Level 2.

Risk Management Activities and Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Risk Management Activities and Derivative Financial Instruments

(17) Risk Management Activities and Derivative Financial Instruments

Honda uses derivative financial instruments in the normal course of business to reduce their exposure to fluctuations in foreign exchange rates and interest rates. (see notes 1(q) and 16) Currency swap agreements are used to manage currency risk exposure on foreign currency denominated debt. Foreign currency forward exchange contracts and purchased option contracts are used to hedge currency risk of sale commitments denominated in foreign currencies (principally U.S. dollars). Foreign currency written option contracts are entered into in combination with purchased option contracts to offset premium amounts to be paid for purchased option contracts. Interest rate swap agreements are mainly used to manage interest rate risk exposure and to convert floating rate financing, such as commercial paper, to (normally three-five years) fixed rate financing in order to match financing costs with income from finance receivables. These instruments involve, to varying degrees, elements of credit, exchange rate and interest rate risks in excess of the amount recognized in the consolidated balance sheets.

The aforementioned instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Honda minimizes the risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Honda does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default. Honda currently does not require or place collateral for these financial instruments with any counterparties.

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2011 and 2012 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2011	2012
Foreign currency forward exchange contracts	¥15,050	¥16,191

Foreign exchange instruments	¥15,050	¥16,191

Derivatives not designated as hedging instruments:

	Yen (millions)
	2011	2012
Foreign currency forward exchange contracts	¥611,359	¥607,458
Foreign currency option contracts	44,237	79,090
Currency swap agreements	549,099	450,093

Foreign exchange instruments	¥1,204,695	¥1,136,641

Interest rate swap agreements	¥3,566,605	¥3,823,639

Interest rate instruments	¥3,566,605	¥3,823,639

Cash flow hedge

The Company applies hedge accounting for certain foreign currency forward exchange contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the same period when forecasted hedged transactions affect earnings. The amounts recognized in accumulated other comprehensive income (loss) at March 31, 2011 and 2012 were ¥156 million loss and ¥185 million loss, respectively. All amounts recorded in accumulated other comprehensive income (loss) at year end are expected to be recognized in earnings within the next twelve months.

The period that hedges the changes in cash flows related to the risk of foreign currency rate is at most around two months. There are no derivative financial instruments where hedge accounting has been discontinued due to the forecasted transaction no longer being probable. The Company excludes financial instruments’ time value component from the assessment of hedge effectiveness. There is no portion of hedging instruments that has been assessed as hedge ineffectiveness.

Derivative financial instruments not designated as accounting hedges

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

The estimated fair values of derivative instruments at March 31, 2011 and 2012 are as follows.

As of March 31, 2011

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(114)	¥—	¥—	¥(114)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥57,880	¥(15,598)	¥20,174	¥31,702	¥(9,594)
Interest rate instruments	29,913	(32,590)	(2,082)	11,358	(11,953)

Total	¥87,793	¥(48,188)	¥18,092	¥43,060	¥(21,547)

Netting adjustment	(26,641)	26,641

Net amount	¥61,152	¥(21,547)

As of March 31, 2012

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(753)	¥—	¥—	¥(753)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33,566	¥(30,067)	¥22,692	¥2,316	¥(21,509)
Interest rate instruments	31,834	(20,099)	(943)	19,347	(6,669)

Total	¥65,400	¥(50,166)	¥21,749	¥21,663	¥(28,178)

Netting adjustment	(21,988)	21,988

Net amount	¥43,412	¥(28,178)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2012 are as follows:

For the year ended March 31, 2010

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)		Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount		Location	Amount	Location	Amount
Foreign exchange instruments:		¥(865)	Other income (expenses) – Other, net	¥(324)	Other income (expenses) – Other, net	¥686

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥39,593
Interest rate instruments	Other income (expenses) – Other, net	(35,907)

Total		¥3,686

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

The gains and losses are included in other income (expenses) – other, net on a net basis with related items, such as foreign currency translation. (see note 1(p))

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities

(18) Commitments and Contingent Liabilities

At March 31, 2012, Honda had commitments for purchases of property, plant and equipment of approximately ¥88,136 million.

Honda has entered into various guarantee and indemnification agreements. At March 31, 2011 and 2012, Honda has guaranteed ¥30,393 million and ¥28,165 million of bank loans of employees for their housing costs, respectively. If an employee defaults on his/her loan payments, Honda is required to perform under the guarantee. The undiscounted maximum amount of Honda’s obligation to make future payments in the event of defaults is ¥30,393 million and ¥28,165 million, respectively, at March 31, 2011 and 2012. At March 31, 2012, no amount has been accrued for any estimated losses under the obligations, as it is probable that the employees will be able to make all scheduled payments.

Honda warrants its products for specific periods of time. Product warranties vary depending upon the nature of the product, the geographic location of its sale and other factors.

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2012 are as follow:

	Yen (millions)
	2011	2012
Balance at beginning of year	¥226,038	¥213,943
Warranty claims paid during the period	(82,080)	(82,547)
Liabilities accrued for warranties issued during the period	84,920	60,004
Changes in liabilities for pre-existing warranties during the period	(3,550)	(17,697)
Foreign currency translation	(11,385)	(3,141)

Balance at end of year	¥213,943	¥170,562

With respect to product liability, personal injury claims or lawsuits, Honda believes that any judgment that may be recovered by any plaintiff for general and special damages and court costs will be adequately covered by Honda’s insurance and accrued liabilities. Punitive damages are claimed in certain of these lawsuits. Honda is also subject to potential liability under other various lawsuits and claims. Honda recognizes an accrued liability for loss contingencies when it is probable that an obligation has been incurred and the amount of loss can be reasonably estimated. Honda reviews these pending lawsuits and claims periodically and adjusts the amounts recorded for these contingent liabilities, if necessary, by considering the nature of lawsuits and claims, the progress of the case and the opinions of legal counsel. After consultation with legal counsel, and taking into account all known factors pertaining to existing lawsuits and claims, Honda believes that the ultimate outcome of such lawsuits and pending claims should not result in liability to Honda that would be likely to have an adverse material effect on its consolidated financial position, results of operations or cash flows.

Leases	12 Months Ended
Mar. 31, 2012
Leases

(19) Leases

Honda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment.

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	¥18,733
2014	13,776
2015	10,667
2016	7,928
2017	9,559
After five years	41,069

Total minimum lease payments	¥101,732

Rental expenses under operating leases were ¥42,435 million, ¥38,641 million and ¥34,079 million, for the years ended March 31, 2010, 2011 and 2012, respectively.

Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets	12 Months Ended
Mar. 31, 2012
Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

(20) Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2010, 2011 and 2012 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of period	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of period
March 31, 2010:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,455	¥4,039	¥3,268	¥329	¥8,555

Finance subsidiaries-receivables
Allowance for credit losses	¥35,617	¥32,913	¥32,053	¥(1,550)	¥34,927
Allowance for losses on lease residual values	20,393	7,149	18,716	427	9,253

	¥56,010	¥40,062	¥50,769	¥(1,123)	¥44,180

Other assets
Allowance for doubtful accounts	¥9,140	¥1,294	¥1,395	¥280	¥9,319

March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses*	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

March 31, 2012:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,904	¥3,773	¥3,858	¥(526)	¥7,293

Finance subsidiaries-receivables
Allowance for credit losses	¥24,890	¥11,625	¥15,484	¥(415)	¥20,616
Allowance for losses on lease residual values	7,225	1,407	2,954	(312)	5,366

	¥32,115	¥13,032	¥18,438	¥(727)	¥25,982

Other assets
Allowance for doubtful accounts	¥23,275	¥1,293	¥1,311	¥(221)	¥23,036

*	Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31, 2010. (see note 1(c))

Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information

(21) Segment Information

Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Power product and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as components of Honda’s about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in Honda’s consolidated financial statements.

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs), and relevant parts	Research & Development Manufacturing Sales and related services
Automobile Business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial Services Business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power Product and Other Businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

As of and for the year ended March 31, 2010

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,140,292	¥6,554,848	¥606,352	¥277,682	¥8,579,174	¥—	¥—	¥8,579,174
Intersegment	—	—	12,459	17,117	29,576	(29,576)	—	—

Total	¥1,140,292	¥6,554,848	¥618,811	¥294,799	¥8,608,750	¥(29,576)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	1,081,455	6,428,090	423,910	311,520	8,244,975	(29,576)	—	8,215,399

Segment income (loss)	¥58,837	¥126,758	¥194,901	¥(16,721)	¥363,775	¥—	¥—	¥363,775

Equity in income of affiliates	¥23,131	¥69,082	¥—	¥1,069	¥93,282	¥—	¥—	¥93,282
Assets	¥1,025,665	¥5,044,247	¥5,541,788	¥281,966	¥11,893,666	¥(264,551)	¥—	¥11,629,115
Investments in affiliates	¥103,032	¥334,875	¥—	¥16,821	¥454,728	¥—	¥—	¥454,728
Depreciation and amortization	¥48,683	¥337,787	¥230,453	¥12,751	¥629,674	¥—	¥—	¥629,674
Capital expenditures	¥38,332	¥284,586	¥546,342	¥23,748	¥893,008	¥—	¥—	¥893,008
Damaged and impairment losses on long-lived assets	¥—	¥548	¥3,312	¥—	¥3,860	¥—	¥—	¥3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥40,062	¥—	¥40,062	¥—	¥—	¥40,062

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	15,132	34,912	(34,912)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥307,811	¥8,971,779	¥(34,912)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	313,336	8,387,881	(34,912)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥933,671	¥4,883,029	¥5,572,152	¥290,730	¥11,679,582	¥(108,708)	¥—	¥11,570,874
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥40,324	¥296,364	¥213,805	¥13,146	¥563,639	¥—	¥—	¥563,639
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

As of and for the year ended March 31, 2012

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,348,828	¥5,805,975	¥516,148	¥277,144	¥7,948,095	¥—	¥—	¥7,948,095
Intersegment	—	16,767	10,428	12,590	39,785	(39,785)	—	—

Total	¥1,348,828	¥5,822,742	¥526,576	¥289,734	¥7,987,880	¥(39,785)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	1,206,226	5,899,948	356,570	293,772	7,756,516	(39,785)	—	7,716,731

Segment income (loss)	¥142,602	¥(77,206)	¥170,006	¥(4,038)	¥231,364	¥—	¥—	¥231,364

Equity in income of affiliates	¥31,185	¥68,521	¥—	¥700	¥100,406	¥—	¥—	¥100,406
Assets	¥1,005,883	¥4,950,002	¥5,644,380	¥304,985	¥11,905,250	¥(124,491)	¥—	¥11,780,759
Investments in affiliates	¥70,275	¥343,429	¥—	¥17,079	¥430,783	¥—	¥—	¥430,783
Depreciation and amortization	¥40,452	¥268,848	¥211,325	¥10,133	¥530,758	¥—	¥—	¥530,758
Capital expenditures	¥62,075	¥349,605	¥686,495	¥10,005	¥1,108,180	¥—	¥—	¥1,108,180
Damaged and impairment losses on long-lived assets	¥—	¥8,260	¥1,514	¥2,330	¥12,104	¥—	¥—	¥12,104
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,032	¥—	¥13,032	¥—	¥—	¥13,032

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments were not included in Power product and other businesses but as Other Adjustments for the year ended March 31, 2011.

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥338,135 million as of March 31, 2010, ¥453,116 million as of March 31, 2011, and ¥399,732 million as of March 31, 2012, which consist primarily of cash and cash equivalents and available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of Financial services business include ¥ 227,931 million for the year ended March 31, 2010, ¥ 212,143 million for the year ended March 31, 2011 and ¥209,762 million for the year ended March 31, 2012, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of Financial services business includes ¥ 544,027 million for the year ended March 31, 2010, ¥ 798,420 million for the year ended March 31, 2011 and ¥683,767 million for the year ended March 31, 2012, respectively, purchases of operating lease assets.
7.	The amounts of Net sales and other operating revenue-Intersegment for the years ended March 31, 2010 and 2011 have been corrected from the amounts previously disclosed.
8.	For the years ended March 31, 2011 and 2012, impact of the Great East Japan Earthquake is included in Cost of sales, SG&A and R&D expenses of Automobile business (see note 1(u)).
9.	For the year ended March 31, 2012, impact of the floods in Thailand is included in Cost of sales, SG&A and R&D expenses of Automobile business (see note 1(v)).

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2010	2011	2012
Motorcycles and relevant parts	¥1,079,165	¥1,225,098	¥1,286,319
All-terrain vehicles (ATVs) and relevant parts	61,127	63,096	62,509
Automobiles and relevant parts	6,554,848	6,794,098	5,805,975
Financial, insurance services	606,352	561,896	516,148
Power products and relevant parts	188,014	202,838	208,661
Others	89,668	89,841	68,483

Total	¥8,579,174	¥8,936,867	¥7,948,095

Geographical Information

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,864,513	¥3,294,758	¥3,419,903	¥8,579,174
Long-lived assets	¥1,113,386	¥1,767,879	¥603,881	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,774,573	¥3,099,810	¥3,073,712	¥7,948,095
Long-lived assets	¥1,048,402	¥1,889,567	¥596,939	¥3,534,908

The above information is based on the location of the Company and its subsidiaries.

Supplemental Geographical Information

In addition to the disclosure required by U.S.GAAP, Honda provides the following supplemental information in order to provide financial statements users with additional useful information:

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,864,513	¥3,752,417	¥769,857	¥1,320,047	¥872,340	¥8,579,174	¥—	¥—	¥8,579,174
Transfers between geographic areas	1,441,264	155,799	55,615	198,533	24,151	1,875,362	(1,875,362)	—	—

Total	¥3,305,777	¥3,908,216	¥825,472	¥1,518,580	¥896,491	¥10,454,536	¥(1,875,362)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	3,334,912	3,671,837	836,344	1,405,574	850,683	10,099,350	(1,883,951)	—	8,215,399

Operating income (loss)	¥(29,135)	¥236,379	¥(10,872)	¥113,006	¥45,808	¥355,186	¥8,589	¥—	¥363,775

Assets	¥2,947,764	¥6,319,896	¥591,423	¥1,050,727	¥619,345	¥11,529,155	¥99,960	¥—	¥11,629,115
Long-lived assets	¥1,113,386	¥1,861,596	¥107,262	¥240,704	¥162,198	¥3,485,146	¥—	¥—	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,875,630	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,357,202	¥213,672	¥—	¥11,570,874
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,774,573	¥3,500,245	¥519,329	¥1,276,621	¥877,327	¥7,948,095	¥—	¥—	¥7,948,095
Transfers between geographic areas	1,588,379	214,511	61,463	213,857	15,805	2,094,015	(2,094,015)	—	—

Total	¥3,362,952	¥3,714,756	¥580,792	¥1,490,478	¥893,132	¥10,042,110	¥(2,094,015)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	¥3,472,786	¥3,491,463	¥592,901	¥1,413,608	¥836,176	¥9,806,934	¥(2,090,203)	¥—	¥7,716,731

Operating income (loss)	¥(109,834)	¥223,293	¥(12,109)	¥76,870	¥56,956	¥235,176	¥(3,812)	¥—	¥231,364

Assets	¥3,106,061	¥6,333,851	¥568,790	¥1,070,331	¥611,818	¥11,690,851	¥89,908	¥—	¥11,780,759
Long-lived assets	¥1,048,402	¥1,970,631	¥111,354	¥274,182	¥130,339	¥3,534,908	¥—	¥—	¥3,534,908

Explanatory notes:

1. Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The adjustments were not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥338,135 million as of March 31, 2010, ¥453,116 million as of March 31, 2011, and ¥399,732 million as of March 31, 2012, which consist primarily of cash and cash equivalents, available-for-sale securities, and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	For the years ended March 31, 2011 and 2012, impact of the Great East Japan Earthquake is included in Cost of sales, SG&A and R&D expenses of Japan (see note 1(u)).
7.	For the year ended March 31, 2012, impact of the floods in Thailand is included in Cost of sales, SG&A and R&D expenses of Asia (see note 1(v)).

Selected Quarterly Financial Data (Unaudited) *	12 Months Ended
Mar. 31, 2012
Selected Quarterly Financial Data (Unaudited) *

(22) Selected Quarterly Financial Data (Unaudited) *

Quarterly financial data for the years ended March 31, 2010, 2011 and 2012 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2010:
First quarter	¥2,002,212	¥25,164	¥7,560	¥4.17
Second quarter	2,056,655	65,543	54,037	29.78
Third quarter	2,240,740	176,971	134,627	74.19
Fourth quarter	2,279,567	96,097	72,176	39.78

	¥8,579,174	¥363,775	¥268,400	¥147.91

Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

Year ended March 31, 2012:
First quarter	¥1,714,596	¥22,579	¥31,797	¥17.64
Second quarter	1,885,892	52,511	60,429	33.53
Third quarter	1,942,545	44,298	47,662	26.45
Fourth quarter	2,405,062	111,976	71,594	39.72

	¥7,948,095	¥231,364	¥211,482	¥117.34

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.

General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Description of Business

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Indonesia, Argentina, Brazil and Turkey.

Basis of Presenting Consolidated Financial Statements

(b) Basis of Presenting Consolidated Financial Statements

The Company and its Japanese subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles.

Consolidation Policy

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. These standards amend the FASB Accounting Standards Codification (ASC) 860 “Transfers and Servicing”, and ASC 810 “Consolidation”. ASU 2009-16 removes the concept of a qualifying special purpose entity (QSPE) and removes the exception from applying consolidation accounting standards to QSPEs. ASU 2009-17 requires reporting entities to evaluate former QSPEs for consolidation, changes the approach to determining a variable interest entity’s primary beneficiary from a mainly quantitative assessment to an exclusively qualitative assessment designed to identify a controlling financial interest, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. As a result, previously derecognized assets held by former QSPEs including finance subsidiaries receivables of ¥282,353 million and their related secured debt of ¥274,329 million were included in the Company’s consolidated balance sheet as of April 1, 2010. The assets and liabilities associated with former legacy off-balance sheet securitizations including retained interests in securitizations and servicing assets were removed from the Company’s consolidated balance sheet from April 1, 2010. The cumulative effect adjustment upon the adoption of these standards increased the Company’s beginning retained earnings for the year ended March 31, 2011 by ¥1,432 million, net of tax effect.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

Use of Estimates

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. generally accepted accounting principles. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, realizable values of inventories, realization of deferred tax assets, damaged and impairment loss on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. Further changes in the economic environment surrounding Honda , effects by market conditions , effects of currency fluctuations or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

Revenue Recognition

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in consolidated statements of income.

Cash Equivalents

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

Inventories	(g) Inventories Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.
Investments in Securities

(h) Investments in Securities

Investments in securities consist of investment to affiliates and debt and equity securities.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2011 and 2012.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2010, 2011 and 2012.

Non-marketable equity securities are carried at cost, and are examined the possibility of impairment periodically.

Goodwill

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. For the year ended March 31, 2010, 2011 and 2012, Honda did not recognize impairment loss on goodwill.

The carrying amount of goodwill at March 31, 2011 and 2012 was ¥12,008 million and ¥10,426 million, respectively and is included in other assets of the consolidated balance sheets.

Property on Operating Leases

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of the vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to the operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

Depreciation and Amortization

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the declining-balance method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed Of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Honda did not recognize any significant impairment losses on long-lived assets excluding property on operating leases for the years ended March 31, 2010, 2011 and 2012.

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

Income Taxes

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statement of income.

Product-Related Expenses

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥196,713 million, ¥210,803 million and ¥195,284 million, for the years ended March 31, 2010, 2011 and 2012, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2010, 2011 and 2012 was 1,814,605,803 shares, 1,806,360,505 shares and 1,802,300,720 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2010, 2011 or 2012.

Foreign Currency Translation and Transactions

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ (37,417)	¥ (60,514)	¥ 4,563

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments.  (see note 17)

Derivative Financial Instruments

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements. (see notes 16 and 17)

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

Shipping and Handling Costs

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ 151,197	¥ 160,773	¥ 155,276

Asset Retirement Liability

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

New Accounting Pronouncements

(t) New Accounting Pronouncements Not Yet Adopted

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income”, which amends the FASB Accounting Standards Codification (ASC) 220 “Comprehensive Income”. This amendment eliminates the option to present other comprehensive income as part of the statement of consolidated statements of changes in equity and requires reporting entities to report other comprehensive income as components of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of pending amendments to current accounting guidance prescribed in ASU 2011-05.

The requirements of ASU 2011-05 as amended by ASU 2011-12 are effective for the Company for fiscal years, and interim periods within those years, beginning after December 15, 2011. Honda has not yet determined which method of presentation it will adopt.

Revisions of Prior Year's Consolidated Statements of Cash Flows

(w) Revisions of the prior year’s Consolidated Statements of Cash Flows

Revisions have been made to adjust overstatements in both acquisitions of finance subsidiaries-receivables and collections of finance subsidiaries-receivables in the consolidated statements of cash flows, that amounted to ¥251,230 million for the year ended March 31, 2010 and ¥280,807 million for the year ended March 31, 2011.

The revisions have no impact on net cash used in investing activities.

The Great East Japan Earthquake occurred on March 11, 2011
Impact on Company's Consolidated Financial Position or Results of Operations

(u) Impact on the Company’s consolidated financial position or results of operations of the Great East Japan Earthquake occurred on March 11, 2011

On March 11, 2011, Japan experienced a large earthquake commonly referred to as the Great East Japan Earthquake, which caused damage to certain property, plant and equipment and inventories, and the temporary suspension of production of the Company’s plants and research and development activities of the Company and its domestic consolidated subsidiaries.

As a result, the Company and its domestic consolidated subsidiaries recognized ¥45,720 million of costs and expenses, of which ¥17,450 million is included in cost of sales and ¥28,270 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2011. These costs and expenses mainly consist of unallocated fixed production overhead of ¥15,062 million caused by temporary suspension of production which is included in cost of sales, and loss on damaged property, plant and equipment of ¥15,647 million which is included in selling, general and administrative expenses. Fixed costs of ¥7,723 million pertaining to certain R&D activities incurred during the period such activities were suspended are not included in research and development, but selling, general and administrative expenses.

The costs of restoration activities amounted to ¥19,797 million are included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012.

The floods in Thailand
Impact on Company's Consolidated Financial Position or Results of Operations

(v) Impact on the Company’s consolidated financial position or results of operations of the floods in Thailand

In October 2011, Thailand suffered from severe floods that caused damage to inventories, and machinery and equipment of certain consolidated subsidiaries and affiliates of the Company. Accordingly, production activities in plant facilities at Honda and its affiliates had been temporarily affected by the floods.

As a result, Honda recognized ¥23,420 million of costs and expenses, of which ¥10,680 million is included in cost of sales and ¥12,740 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012. These costs and expenses mainly consist of losses on damaged inventories of ¥7,330 million which is included in cost of sales, and losses on damaged property, plant and equipment of ¥7,654 million which is included in selling, general and administrative expenses.

In addition, Honda recognized insurance recoveries of ¥21,725 million which is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2012. Honda recognizes insurance recoveries in excess of the incurred losses when settlements with insurance companies are reached.

General and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment	The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Foreign Currency Translation and Transaction Net Gains or Losses

rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ (37,417)	¥ (60,514)	¥ 4,563

Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2012 are as follows:

Yen (millions)
2010	2011	2012
¥ 151,197	¥ 160,773	¥ 155,276

Finance Income and Related Cost of Finance Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2012
Finance Income and Related Cost of Finance

Net sales and other operating revenue and cost of sales include finance income and related cost of finance subsidiaries for each of the years in the three-year period ended March 31, 2012 as follows:

	Yen (millions)
	2010	2011	2012
Finance income	¥618,811	¥573,458	¥526,576
Finance cost	321,491	309,850	293,216

Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Finance Subsidiaries-Receivables, Net

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2011 and 2012:

	Yen (millions)
	2011	2012
Retail	¥3,368,014	¥3,328,140
Direct financing lease	362,136	380,339
Wholesale flooring	267,526	265,644
Commercial loans	34,116	35,678

Total finance receivables	4,031,792	4,009,801
Less:
Allowance for credit losses	28,437	23,049
Allowance for losses on lease residual values	7,225	5,366
Unearned interest income and fees	19,916	16,951

	3,976,214	3,964,435
Less:
Finance receivables included in trade receivables, net	332,195	334,044
Finance receivables included in other assets, net	164,038	184,277

Finance subsidiaries-receivables, net	3,479,981	3,446,114
Less current portion	1,131,068	1,081,721

Noncurrent finance subsidiaries-receivables, net	¥2,348,913	¥2,364,393

Allowance for Credit Losses on Finance Receivables

The following table presents the changes in the allowance for credit losses on finance receivables for the year ended March 31, 2012.

	Yen (millions)
	Retail	Direct financing lease	Wholesale	Total
Allowance for credit losses
Balance at beginning of the year	¥25,578	¥1,455	¥1,404	¥28,437
Provision	10,386	333	95	10,814
Charge-offs	(21,163)	(726)	(75)	(21,964)
Recoveries	6,671	134	5	6,810
Adjustments from foreign currency translation	(975)	(45)	(28)	(1,048)

Balance at end of the year	¥20,497	¥1,151	¥1,401	¥23,049

Age Analysis of Past Due Finance Receivables

The following tables present an age analysis of past due finance receivables at March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥14,127	¥1,625	¥3,191	¥18,943	¥2,762,373	¥2,781,316
Used & certified auto	5,325	591	474	6,390	421,605	427,995
Others	1,666	468	895	3,029	155,674	158,703

Total retail	21,118	2,684	4,560	28,362	3,339,652	3,368,014

Direct financing lease	1,375	179	584	2,138	359,998	362,136
Wholesale
Wholesale flooring	125	38	273	436	267,090	267,526
Commercial loans	—	—	—	—	34,116	34,116

Total wholesale	125	38	273	436	301,206	301,642

Total finance receivables	¥22,618	¥2,901	¥5,417	¥30,936	¥4,000,856	¥4,031,792

	Yen (millions)
As of March 31, 2012	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥10,027	¥1,359	¥2,832	¥14,218	¥2,752,386	¥2,766,604
Used & certified auto	4,250	553	354	5,157	414,365	419,522
Others	1,200	474	963	2,637	139,377	142,014

Total retail	15,477	2,386	4,149	22,012	3,306,128	3,328,140

Direct financing lease	1,050	171	893	2,114	378,225	380,339
Wholesale
Wholesale flooring	15	15	253	283	265,361	265,644
Commercial loans	—	—	—	—	35,678	35,678

Total wholesale	15	15	253	283	301,039	301,322

Total finance receivables	¥16,542	¥2,572	¥5,295	¥24,409	¥3,985,392	¥4,009,801

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicator

The following tables present the balances of consumer finance receivables by the credit quality indicator at March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,776,500	¥4,816	¥2,781,316
Used & certified auto	426,930	1,065	427,995
Others	157,340	1,363	158,703

Total retail	3,360,770	7,244	3,368,014

Direct financing lease	361,373	763	362,136

Total	¥3,722,143	¥8,007	¥3,730,150

	Yen (millions)
As of March 31, 2012	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,762,413	¥4,191	¥2,766,604
Used & certified auto	418,615	907	419,522
Others	140,577	1,437	142,014

Total retail	3,321,605	6,535	3,328,140

Direct financing lease	379,275	1,064	380,339

Total	¥3,700,880	¥7,599	¥3,708,479

Contractual Maturities of Finance Receivables

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2012 and thereafter:

Years ending March 31	Yen (millions)
2013	¥1,446,611

2014	978,111
2015	762,499
2016	517,352
2017	240,294
After five years	64,934

2,563,190

Total	¥4,009,801

Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities of Consolidated VIEs

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2011 and 2012.

	Yen (millions)
	2011	2012
Finance subsidiaries-receivables, net	¥500,208	¥562,947
Restricted cash *[1]	7,931	17,486
Other assets	1,688	1,367

Total assets	¥509,827	¥581,800

Secured debt *[2]	¥495,695	¥563,460
Other liabilities	532	255

Total liabilities	¥496,227	¥563,715

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.

*[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

Inventories at March 31, 2011 and 2012 are summarized as follows:

	Yen (millions)
	2011	2012
Finished goods	¥531,071	¥603,721
Work in process	49,606	44,891
Raw materials	319,136	387,167

	¥899,813	¥1,035,779

Investments in and Advances to affiliates (Tables)	12 Months Ended
Mar. 31, 2012
Equity Securities Included in Investments in Affiliates

Investments in affiliates include equity securities which have quoted market values at March 31, 2011 and 2012 compared with related carrying amounts as follows:

	Yen (millions)
	2011	2012
Carrying amounts	¥171,198	¥182,770
Market values	177,293	191,870

Combined Financial Information in Respect of Affiliates Accounted for Uunder Equity Method

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2011 and 2012, and for each of the years in the three-year period ended March 31, 2012 is shown below (see note 21):

	Yen (millions)
As of March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥225,393	¥1,276,877	¥20,362	¥1,522,632
Other assets, principally property, plant and equipment	100,796	974,543	26,452	1,101,791

Total assets	326,189	2,251,420	46,814	2,624,423

Current liabilities	127,984	912,678	8,247	1,048,909
Other liabilities	7,392	213,215	5,635	226,242

Total liabilities	135,376	1,125,893	13,882	1,275,151

Equity	¥190,813	¥1,125,527	¥32,932	¥1,349,272

	Yen (millions)
As of March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥216,751	¥1,338,679	¥20,718	¥1,576,148
Other assets, principally property, plant and equipment	108,971	1,012,363	26,328	1,147,662

Total assets	325,722	2,351,042	47,046	2,723,810

Current liabilities	134,395	1,005,935	7,253	1,147,583
Other liabilities	7,969	223,095	5,911	236,975

Total liabilities	142,364	1,229,030	13,164	1,384,558

Equity	¥183,358	¥1,122,012	¥33,882	¥1,339,252

	Yen (millions)
For the year ended March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥992,264	¥3,512,551	¥24,933	¥4,529,748
Net income attributable to Honda’s affiliates	83,467	137,471	2,684	223,622

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

Significant Investments in Affiliates Accounted for Under Equity Method

Significant investments in affiliates accounted for under the equity method at March 31, 2011 and 2012 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

Transactions with Affiliates

Trade receivables and trade payables include the following balances with affiliates at March 31, 2011 and 2012, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2012. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates. The amount during the fiscal years ended March 31, 2010 and 2011 have been corrected from the amounts previously disclosed.

	Yen (millions)
	2011	2012
Amounts due from	¥135,576	¥176,255
Amounts due to	97,254	142,490

	Yen (millions)
	2010	2011	2012
Purchases from	¥783,066	¥806,744	¥762,415
Sales to	566,420	617,603	561,426

Investments and Advances-Other (Tables)	12 Months Ended
Mar. 31, 2012
Investments and Advances Due Within One Year

Investments and advances at March 31, 2011 and 2012 consist of the following:

	Yen (millions)
	2011	2012
Current
Corporate debt securities	¥331	¥1,404
U.S. government agency debt securities	—	822
Advances	790	824
Certificates of deposit	1,366	1,509

	¥2,487	¥4,559

Investments and Advances Noncurrent

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2011	2012
Noncurrent
Auction rate securities	¥6,948	¥6,651
Marketable equity securities	92,421	100,829
Government bonds	1,999	1,999
U.S. government agency debt securities	37,029	10,913
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	12,178	11,697
Guaranty deposits	23,735	21,679
Advances	1,159	1,276
Other	23,468	32,850

	¥199,906	¥188,863

Marketable Securities

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2011 and 2012 is summarized below:

	Yen (millions)
	2011	2012
Available-for-sale
Cost	¥46,017	¥44,818
Fair value	99,369	107,480
Gross unrealized gains	56,019	64,704
Gross unrealized losses	2,667	2,042

Held-to-maturity
Amortized cost	¥40,725	¥16,647
Fair value	40,649	16,711
Gross unrealized gains	91	84
Gross unrealized losses	167	20

Maturities of Debt Securities Classified as Held-Too-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2012 are as follows:

Yen (millions)
Due within one year	¥3,735
Due after one year through five years	12,090
Due after five years through ten years	822

Total	¥16,647

Gross Unrealized Losses on Marketable Securities

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥2,971	¥317
12 months or longer	12,302	1,725

	¥15,273	¥2,042

Held-to-maturity
Less than 12 months	¥5,734	¥20
12 months or longer	—	—

	¥5,734	¥20

Property on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Lease Rentals

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	¥257,416
2014	168,689
2015	56,968
2016	2,653
2017	487

Total future minimum lease rentals	¥486,213

Short-term and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-term Debt

Short-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Short-term bank loans	¥268,600	¥282,238
Asset backed notes	35,908	49,636
Medium-term notes	184,437	141,033
Commercial paper	605,795	491,941

	¥1,094,740	¥964,848

Long-term Debt

Long-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥240	¥198
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,240	70,198
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	19,827	14,746
Unsecured, principally from banks	804,396	897,769
Asset backed notes, maturing through 2015	453,802	511,384
1.30% Japanese yen unsecured bond due 2011	40,000	—
1.51% Japanese yen unsecured bond due 2011	30,000	—
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	—	40,000
0.48% Japanese yen unsecured bond due 2017	—	40,000
4.72% Thai baht unsecured bond due 2011	3,575	—
Medium-term notes, maturing through 2023	1,408,960	1,397,532
Less unamortized discount, net	5,105	5,233

	2,935,455	3,076,198

Total long-term debt	3,005,695	3,146,396
Less current portion	962,455	911,395

Total long-term debt, excluding current portion	¥2,043,240	¥2,235,001

Pledged Assets

Pledged assets at March 31, 2011 and 2012 are as follows:

	Yen (millions)
	2011	2012
Trade accounts and notes receivable	¥13,808	¥10,119
Inventories	11,691	3,289
Other current assets	5,337	—
Property, plant and equipment	24,548	22,102
Finance subsidiaries-receivables	504,587	570,655

Maturities of Long-term Debt

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2012 and thereafter:

Years ending March 31	Yen (millions)
2013	¥911,395

2014	714,552
2015	572,069
2016	312,907
2017	479,594
After five years	155,879

2,235,001

Total	¥3,146,396

Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Liabilities

Other liabilities at March 31, 2011 and 2012 consist of the following:

	Yen (millions)
	2011	2012
Accrued liabilities for product warranty, excluding current portion	¥98,042	¥89,738
Pension and other postretirement benefits	542,917	574,258
Deferred income taxes	472,378	526,299
Other	263,193	247,414

	¥1,376,530	¥1,437,709

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Total Income Tax Expense (Benefit)

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2012 are allocated as follows:

	Yen (millions)
	2010	2011	2012
Income from continuing operations	¥146,869	¥206,827	¥135,735
Other comprehensive income (loss) (note 15)	27,708	(4,708)	(20,770)

	¥174,577	¥202,119	¥114,965

Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source

Income (loss) before income taxes and equity in income of affiliates by Japanese and foreign source for each of the years in the three-year period ended March 31, 2012 consisted of the following:

	Yen (millions)
	2010	2011	2012
Income (loss) before income taxes
Japanese	¥(24,723)	¥115,740	¥(125,787)
Foreign	360,921	514,808	383,190

	¥336,198	¥630,548	¥257,403

Income Tax Expense (Benefit)

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2012 consisted of the following:

	Yen (millions)
	2010	2011	2012
Income taxes
Current
Japanese	¥9,209	¥(52,701)	¥8,136
Foreign	81,054	129,348	77,938

	¥90,263	¥76,647	¥86,074

Deferred
Japanese	¥(7,018)	¥22,324	¥(26,071)
Foreign	63,624	107,856	75,732

	¥56,606	¥130,180	¥49,661

Total
Japanese	¥2,191	¥(30,377)	¥(17,935)
Foreign	144,678	237,204	153,670

	¥146,869	¥206,827	¥135,735

Effective Income Tax Rate

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2012 differs from the Japanese statutory income tax rate for the following reasons:

	2010	2011	2012
Statutory income tax rate	40.0%	40.0%	40.0%
Recognition of valuation allowance	6.2	2.3	7.2
Difference in statutory tax rates of foreign subsidiaries	(6.3)	(6.2)	(12.2)
Reversal of valuation allowance	(0.9)	(0.7)	(1.8)
Research and development credit	(0.3)	(0.3)	(0.6)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	4.1	6.1	9.8
Undistributed earnings of subsidiaries and affiliates	3.7	2.8	2.7
Other adjustments relating to prior years	(1.6)	—	0.4
Adjustments for unrecognized tax benefits	0.6	(10.3)	(1.1)
Adjustments for the change in income tax laws*	—	—	8.3
Other	(1.8)	(0.9)	0.0

Effective tax rate	43.7%	32.8%	52.7%

*

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan will be changed to approximately 38% for fiscal years beginning on or after April 1, 2012, and to approximately 35% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net of deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws.

Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2011 and 2012 are presented below:

	Yen (millions)
	2011	2012
Deferred tax assets:
Inventories	¥27,461	¥28,371
Allowance for dealers and customers	98,479	79,075
Accrued bonus	33,531	28,408
Property, plant and equipment	68,417	54,330
Operating loss carryforwards	69,441	145,140
Pension and other postretirement benefits	225,590	210,691
Other	157,355	161,107

Total gross deferred tax assets	680,274	707,122
Less valuation allowance	65,479	69,092

Net deferred tax assets	614,795	638,030

Deferred tax liabilities:
Inventories	(9,351)	(11,044)
Prepaid pension expenses	(19,948)	(19,586)
Property, plant and equipment, excluding lease transactions	(50,691)	(65,774)
Direct financing lease transactions	(16,181)	(17,942)
Operating lease transactions	(468,914)	(525,865)
Undistributed earnings of subsidiaries and affiliates	(100,389)	(91,241)
Net unrealized gains on available-for-sale securities	(19,737)	(21,218)
Other	(40,454)	(42,673)

Total gross deferred tax liabilities	(725,665)	(795,343)

Net deferred tax asset (liability)	¥(110,870)	¥(157,313)

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities at March 31, 2011 and 2012 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2011	2012
Current assets-Deferred income taxes	¥202,291	¥188,755
Other assets	160,379	181,746
Other current liabilities	(1,162)	(1,515)
Other liabilities	(472,378)	(526,299)

Net deferred tax asset (liability)	¥(110,870)	¥(157,313)

Operating Loss and Tax Credit Carryforwards

are available to offset future taxable income and income taxes, if any. Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥851
1 to 5 years	8,325
5 to 20 years	315,852
Indefinite periods	92,519

¥417,547

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥1
1 to 5 years	794
5 to 20 years	937
Indefinite periods	663

¥2,395

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

penalties at March 31, 2011 and 2012, respectively. Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2010	2011	2012
Balance at beginning of year	¥125,771	¥109,473	¥46,265
Additions for tax positions related to the current year	4,207	12,338	2,910
Additions for tax positions of prior years	2,422	7,280	4,538
Reductions for tax positions of prior years *	(20,225)	(71,519)	(1,217)
Settlements *	(716)	(9,191)	(1,688)
Reductions for statute of limitations	—	(8)	(6,894)
Effect of exchange rate changes	(1,986)	(2,108)	(287)

Balance at end of year	¥109,473	¥46,265	¥43,627

*	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2011	2012	2011	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,157,951)	¥(1,174,026)	¥(430,683)	¥(446,159)
Service cost	(35,209)	(33,454)	(18,113)	(19,506)
Interest cost	(23,159)	(23,481)	(24,165)	(24,130)
Plan participants’ contributions	—	—	(199)	(22)
Actuarial gain (loss)	(2,936)	7,449	(20,033)	(66,872)
Benefits paid	45,229	47,174	7,672	11,585
Amendment	—	—	—	2,579
Other	—	—	742	—
Foreign currency translation	—	—	38,620	6,461

Benefit obligations at end of year	(1,174,026)	(1,176,338)	(446,159)	(536,064)

Change in plan assets:
Fair value of plan assets at beginning of year	694,738	748,345	379,648	395,565
Actual return on plan assets	26,760	29,364	37,866	22,651
Employer contributions	72,076	71,166	20,617	21,503
Plan participants’ contributions	—	—	199	22
Benefits paid	(45,229)	(47,174)	(7,672)	(11,585)
Foreign currency translation	—	—	(35,093)	(5,656)

Fair value of plan assets at end of year	748,345	801,701	395,565	422,500

Funded status	(425,681)	(374,637)	(50,594)	(113,564)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,171	¥1,268	¥4,735	¥—
Current liabilities	(403)	(305)	(86)	(86)
Noncurrent liabilities	(426,449)	(375,600)	(55,243)	(113,478)

Total	(425,681)	(374,637)	(50,594)	(113,564)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥436,688	¥403,010	¥135,868	¥201,199
Net transition obligation	—	—	140	110
Prior service cost (benefit)	(154,279)	(137,975)	532	(2,151)

Total	282,409	265,035	136,540	199,158

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,156,330)	¥(1,157,473)	¥(298,015)	¥(464,641)
Accumulated benefit obligations	(1,086,774)	(1,088,929)	(273,168)	(420,920)
Fair value of plan assets	731,018	782,949	263,553	363,068

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2012 include the following:

	Yen (millions)
	2010	2011	2012
Japanese plans:
Pension Cost
Service cost-benefits earned during the year	¥37,215	¥35,209	¥33,454
Interest cost on projected benefit obligations	22,593	23,159	23,481
Expected return on plan assets	(22,080)	(22,972)	(23,645)
Amortization of actuarial loss (gain)	27,288	21,871	20,373
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

	¥48,712	¥40,963	¥37,359

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(56,262)	(50)	(13,305)
Amortization of actuarial loss (gain)	(27,288)	(21,871)	(20,373)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

	¥(67,246)	¥(5,617)	¥(17,374)

Total recognized in Pension cost and Other comprehensive income (loss)	¥(18,534)	¥35,346	¥19,985

Foreign plans:
Pension Cost
Service cost-benefits earned during the year	¥15,210	¥18,113	¥19,506
Interest cost on projected benefit obligations	23,135	24,165	24,130
Expected return on plan assets	(27,675)	(27,332)	(26,796)
Amortization of actuarial loss (gain)	1,403	5,422	5,829
Amortization of net transition obligation	31	31	30
Amortization of prior service cost (benefit)	(44)	5	6
Other	7,162	382	3

	¥19,222	¥20,786	¥22,708

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	32,479	8,560	71,160
Amortization of actuarial loss (gain)	(1,403)	(5,422)	(5,829)
Amortization of net transition obligation	(31)	(31)	(30)
Prior service cost (benefit)	989	—	(2,677)
Amortization of prior service cost (benefit)	44	(5)	(6)

	¥32,078	¥3,102	¥62,618

Total recognized in Pension cost and Other comprehensive income (loss)	¥51,300	¥23,888	¥85,326

Estimated Future Gross Benefit Payments

The following table presents estimated future gross benefit payments:

	Yen (millions)
Years ending March 31:	Japanese plans	Foreign plans
2013	41,507	9,483
2014	43,347	10,627
2015	43,869	12,132
2016	45,670	13,662
2017	47,541	15,808
2018-2022	272,262	122,344

Benefit Obligation
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine benefit obligation at March 31, 2011 and 2012 were as follows:

	2011	2012
Japanese plans:
Discount rate	2.0%	2.0%
Rate of salary increase	2.2%	2.1%
Foreign plans:
Discount rate	5.5 ~ 6.0%	4.6 ~ 5.2%
Rate of salary increase	1.5 ~ 4.6%	1.5 ~ 4.4%

Benefit Costs
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2012 were as follows:

	2010	2011	2012
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.3%	2.2%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	6.9 ~ 8.0%	5.6 ~ 6.5%	5.5 ~ 6.0%
Rate of salary increase	1.5 ~ 6.4%	1.5 ~ 5.3%	1.5 ~ 4.6%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 8.0%	6.5 ~ 7.5%

Japanese plans
Fair Value of Pension Plan Assets by Plan Category

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥24,458	¥—	¥—	¥24,458
Equity securities	222,184	4	260	222,448
Corporate bonds	4,766	2,173	1,022	7,961
Government, agency and local bonds	180,841	76,329	—	257,170
Group annuity insurance:
General accounts	—	14,029	—	14,029
Separate accounts	—	12,906	—	12,906
Pooled funds:
Hedge funds	—	—	55,464	55,464
Commingled and other mutual funds	415	158,754	686	159,855
Derivative instruments	255	(6,201)	—	(5,946)

Total	¥432,919	¥257,994	¥57,432	¥748,345

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥28,306	¥—	¥—	¥28,306
Equity securities	231,011	346	180	231,537
Corporate bonds	5,349	1,425	—	6,774
Government, agency and local bonds	199,068	72,801	100	271,969
Group annuity insurance:
General accounts	—	15,891	—	15,891
Separate accounts	—	12,330	—	12,330
Pooled funds:
Hedge funds	—	—	63,271	63,271
Commingled and other mutual funds	627	176,503	—	177,130
Derivative instruments	352	(5,859)	—	(5,507)

Total	¥464,713	¥273,437	¥63,551	¥801,701

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2011				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥139	¥229	¥274	¥28,444	¥—	¥29,086
Actual return on plan assets:
Relating to assets still held at the reporting date	(56)	—	—	(276)	—	(332)
Relating to assets sold during the period	(7)	19	—	(133)	—	(121)
Purchases, sales and settlements, net	290	931	—	27,429	686	29,336
Transfers in and/or out of Level 3	(106)	(157)	(274)	—	—	(537)

Balance at end of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432

	Yen (millions)
For the year ended March 31, 2012	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds
				Hedge funds	Commingled and other mutual funds	Total
Balance at beginning of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432
Actual return on plan assets:
Relating to assets still held at the reporting date	(13)	—	(1)	1,350	—	1,336
Relating to assets sold during the period	10	(2)	—	(596)	(3)	(591)
Purchases, sales and settlements, net	(77)	(995)	101	7,053	(683)	5,399
Transfers in and/or out of Level 3	—	(25)	—	—	—	(25)

Balance at end of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551

Foreign plans
Fair Value of Pension Plan Assets by Plan Category

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥4,266	¥—	¥—	¥4,266
Short-term investments	235	5,684	—	5,919
Equity securities	140,404	57	—	140,461
Corporate bonds	—	44,838	47	44,885
Government, agency and local bonds	2,597	41,995	100	44,692
Pooled funds:
Real estate funds	—	—	11,698	11,698
Private equity funds	—	—	7,952	7,952
Hedge funds	—	—	7,148	7,148
Commingled and other mutual funds	—	118,579	1,354	119,933
Derivative instruments	(7)	(169)	1	(175)
Asset backed securities	—	8,692	94	8,786

Total	¥147,495	¥219,676	¥28,394	¥395,565

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥3,130	¥—	¥—	¥3,130
Short-term investments	125	10,491	—	10,616
Equity securities	130,929	221	—	131,150
Corporate bonds	—	46,207	—	46,207
Government, agency and local bonds	3,013	39,185	—	42,198
Pooled funds:
Real estate funds	—	—	15,190	15,190
Private equity funds	—	—	10,030	10,030
Hedge funds	—	—	19,726	19,726
Commingled and other mutual funds	—	137,310	1,840	139,150
Derivative instruments	—	101	(28)	73
Asset backed securities	—	5,030	—	5,030

Total	¥137,197	¥238,545	¥46,758	¥422,500

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for Level 3 foreign pension plan assets.

	Yen (millions)
				Pooled funds
For the year ended March 31, 2011	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥—	¥27	¥(1)	¥406	¥15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	7	634	913	225	—	—	9	1,788
Relating to assets sold during the period	(3)	(34)	268	—	—	—	(2)	1	5	235
Purchases, sales and settlements, net	(190)	(175)	(3,840)	6,165	4,690	7,143	737	2	(267)	14,265
Transfers in and/or out of Level 3	1	1	14	6	(2,425)	—	586	—	(24)	(1,841)
Foreign currency translation	(16)	(23)	(315)	(473)	(454)	(220)	6	(1)	(35)	(1,531)

Balance at end of year	¥—	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394

	Yen (millions)
			Pooled funds
For the year ended March 31, 2012	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	925	198	527	16	(2)	—	1,664
Relating to assets sold during the period	—	1	1	193	(145)	—	—	(2)	48
Purchases, sales and settlements, net	(40)	(29)	2,610	1,769	11,798	475	(27)	(88)	16,468
Transfers in and/or out of Level 3	(4)	(68)	—	—	—	—	—	—	(72)
Foreign currency translation	(3)	(4)	(44)	(82)	398	(5)	—	(4)	256

Balance at end of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥—	¥46,758

Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2010	2011	2012
Cash paid (provided), net during the year for:
Interest	¥154,814	¥128,401	¥97,788
Income taxes	(229)	174,092	47,217

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Components and Related Changes in Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2012 are as follows:

	Yen (millions)
	2010	2011	2012
Adjustments from foreign currency translation:
Balance at beginning of year	¥(1,068,585)	¥(977,488)	¥(1,268,233)
Adjustments for the year	91,097	(290,745)	(116,812)

Balance at end of year	(977,488)	(1,268,233)	(1,385,045)

Net unrealized gains on available-for-sale securities:
Balance at beginning of year	6,617	29,724	30,299
Reclassification adjustments for realized (gain) loss on available-for-sale securities	353	70	(539)
Increase (decrease) in net unrealized gains on available-for-sale securities	22,754	505	6,438

Balance at end of year	29,724	30,299	36,198

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	—	(324)	(156)
Reclassification adjustments for realized (gain) loss on derivative instruments	194	(646)	47
Increase (decrease) in net unrealized gains on derivative instruments	(518)	814	(76)

Balance at end of year	(324)	(156)	(185)

Pension and other postretirement benefits adjustment*
Balance at beginning of year	(260,860)	(260,074)	(257,290)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	7,581	7,739	6,890
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(6,795)	(4,955)	(46,646)

Balance at end of year	(260,074)	(257,290)	(297,046)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,322,828)	(1,208,162)	(1,495,380)
Adjustments for the year	114,666	(287,218)	(150,698)

Balance at end of year	¥(1,208,162)	¥(1,495,380)	¥(1,646,078)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
2010:
Adjustments from foreign currency translation	¥87,644	¥3,453	¥91,097
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	35,581	(12,827)	22,754
Reclassification adjustments for losses (gains) realized in net income	588	(235)	353

Net unrealized gains (losses)	36,169	(13,062)	23,107

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(865)	347	(518)
Reclassification adjustments for losses (gains) realized in net income	324	(130)	194

Net unrealized gains (losses)	(541)	217	(324)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	6,773	(13,568)	(6,795)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	12,329	(4,748)	7,581

Net unrealized gains (losses)	19,102	(18,316)	786

Other comprehensive income (loss)	¥142,374	¥(27,708)	¥114,666

2011:
Adjustments from foreign currency translation	¥(292,106)	¥1,361	¥(290,745)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	193	312	505
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	309	266	575

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,220)	7,265	(4,955)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(411)	3,195	2,784

Other comprehensive income (loss)	¥(291,926)	¥4,708	¥(287,218)

2012:
Adjustments from foreign currency translation	¥(118,587)	¥1,775	¥(116,812)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,525	(3,087)	6,438
Reclassification adjustments for losses (gains) realized in net income	(706)	167	(539)

Net unrealized gains (losses)	8,819	(2,920)	5,899

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(115)	39	(76)
Reclassification adjustments for losses (gains) realized in net income	78	(31)	47

Net unrealized gains (losses)	(37)	8	(29)

Pension and other postretirement benefits adjustment*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,397)	25,751	(46,646)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	(3,844)	6,890

Net unrealized gains (losses)	(61,663)	21,907	(39,756)

Other comprehensive income (loss)	¥(171,468)	¥20,770	¥(150,698)

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities at Fair Value on Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥57,880	¥—	¥57,880	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	29,759	154	29,913	—	—

Total derivative instruments	—	87,639	154	87,793	(26,641)	61,152

Available-for-sale securities
Marketable equity securities	92,421	—	—	92,421	—	92,421
Auction rate securities	—	—	6,948	6,948	—	6,948

Total available-for-sale securities	92,421	—	6,948	99,369	—	99,369

Total	¥92,421	¥87,639	¥7,102	¥187,162	¥(26,641)	¥160,521

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(15,712)	¥—	¥(15,712)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(32,435)	(155)	(32,590)	—	—

Total derivative instruments	—	(48,147)	(155)	(48,302)	26,641	¥(21,661)

Total	¥—	¥(48,147)	¥(155)	¥(48,302)	¥26,641	¥(21,661)

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥33,566	¥—	¥33,566	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	31,834	—	31,834	—	—

Total derivative instruments	—	65,400	—	65,400	(21,988)	43,412

Available-for-sale securities
Marketable equity securities	100,829	—	—	100,829	—	100,829
Auction rate securities	—	—	6,651	6,651	—	6,651

Total available-for-sale securities	100,829	—	6,651	107,480	—	107,480

Total	¥100,829	¥65,400	¥6,651	¥172,880	¥(21,988)	¥150,892

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(30,820)	¥—	¥(30,820)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(20,099)	—	(20,099)	—	—

Total derivative instruments	—	(50,919)	—	(50,919)	21,988	(28,931)

Total	¥—	¥(50,919)	¥—	¥(50,919)	¥21,988	¥(28,931)

Reconciliation for all Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2011	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥27,555	¥1,025	¥10,041	¥38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities	(27,555)	(1,027)	—	(28,582)
Total realized/unrealized gains or losses
Included in earnings	—	2	(96)	(94)
Included in other comprehensive income (loss)	—	—	349	349
Purchases, issuances, and settlements, net	—	—	(2,329)	(2,329)
Foreign currency translation	—	(1)	(1,017)	(1,018)

Balance at end of year	¥—	¥(1)	¥6,948	¥6,947

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	—	67	67

	Yen (millions)
For the year ended March 31, 2012	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥(1)	¥6,948	¥6,947
Total realized/unrealized gains or losses
Included in earnings	—	—	—
Included in other comprehensive income (loss)	—	(114)	(114)
Purchases, issuances, settlements and sales
Purchases	—	1,784	1,784
Issuances	—	—	—
Settlements	1	—	—
Sales	—	(1,879)	(1,879)
Foreign currency translation	—	(88)	(87)

Balance at end of year	¥—	¥6,651	¥6,651

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	(114)	(114)

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of significant financial instruments at March 31, 2011 and 2012 are as follows:

	Yen (millions)
	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables *	¥3,642,235	¥3,701,218	¥3,607,127	¥3,653,850
Held-to-maturity securities	40,725	40,649	16,647	16,711
Debt	(4,100,435)	(4,159,300)	(4,111,244)	(4,176,361)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table exclude ¥333,979 million and ¥357,308 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table also include ¥496,233 million and ¥518,321 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

Risk Management Activities and Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2011 and 2012 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2011	2012
Foreign currency forward exchange contracts	¥15,050	¥16,191

Foreign exchange instruments	¥15,050	¥16,191

Derivatives not designated as hedging instruments:

	Yen (millions)
	2011	2012
Foreign currency forward exchange contracts	¥611,359	¥607,458
Foreign currency option contracts	44,237	79,090
Currency swap agreements	549,099	450,093

Foreign exchange instruments	¥1,204,695	¥1,136,641

Interest rate swap agreements	¥3,566,605	¥3,823,639

Interest rate instruments	¥3,566,605	¥3,823,639

Estimated Fair Values of Derivative Instruments

The estimated fair values of derivative instruments at March 31, 2011 and 2012 are as follows.

As of March 31, 2011

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(114)	¥—	¥—	¥(114)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥57,880	¥(15,598)	¥20,174	¥31,702	¥(9,594)
Interest rate instruments	29,913	(32,590)	(2,082)	11,358	(11,953)

Total	¥87,793	¥(48,188)	¥18,092	¥43,060	¥(21,547)

Netting adjustment	(26,641)	26,641

Net amount	¥61,152	¥(21,547)

As of March 31, 2012

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(753)	¥—	¥—	¥(753)

Derivatives not designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33,566	¥(30,067)	¥22,692	¥2,316	¥(21,509)
Interest rate instruments	31,834	(20,099)	(943)	19,347	(6,669)

Total	¥65,400	¥(50,166)	¥21,749	¥21,663	¥(28,178)

Netting adjustment	(21,988)	21,988

Net amount	¥43,412	¥(28,178)

Pre-tax Effects of Derivative Instruments on Results of Operations

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2012 are as follows:

For the year ended March 31, 2010

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)		Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount		Location	Amount	Location	Amount
Foreign exchange instruments:		¥(865)	Other income (expenses) – Other, net	¥(324)	Other income (expenses) – Other, net	¥686

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥39,593
Interest rate instruments	Other income (expenses) – Other, net	(35,907)

Total		¥3,686

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Provision for Product Warranties

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2012 are as follow:

	Yen (millions)
	2011	2012
Balance at beginning of year	¥226,038	¥213,943
Warranty claims paid during the period	(82,080)	(82,547)
Liabilities accrued for warranties issued during the period	84,920	60,004
Changes in liabilities for pre-existing warranties during the period	(3,550)	(17,697)
Foreign currency translation	(11,385)	(3,141)

Balance at end of year	¥213,943	¥170,562

Leases (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Lease Payments Under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	¥18,733
2014	13,776
2015	10,667
2016	7,928
2017	9,559
After five years	41,069

Total minimum lease payments	¥101,732

Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2012
Allowances for Trade Receivable, Finance Subsidiaries-Receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2010, 2011 and 2012 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of period	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of period
March 31, 2010:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,455	¥4,039	¥3,268	¥329	¥8,555

Finance subsidiaries-receivables
Allowance for credit losses	¥35,617	¥32,913	¥32,053	¥(1,550)	¥34,927
Allowance for losses on lease residual values	20,393	7,149	18,716	427	9,253

	¥56,010	¥40,062	¥50,769	¥(1,123)	¥44,180

Other assets
Allowance for doubtful accounts	¥9,140	¥1,294	¥1,395	¥280	¥9,319

March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses*	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

March 31, 2012:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,904	¥3,773	¥3,858	¥(526)	¥7,293

Finance subsidiaries-receivables
Allowance for credit losses	¥24,890	¥11,625	¥15,484	¥(415)	¥20,616
Allowance for losses on lease residual values	7,225	1,407	2,954	(312)	5,366

	¥32,115	¥13,032	¥18,438	¥(727)	¥25,982

Other assets
Allowance for doubtful accounts	¥23,275	¥1,293	¥1,311	¥(221)	¥23,036

*	Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31, 2010. (see note 1(c))

Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Principal Products and Services, and Functions of Each Segment

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs), and relevant parts	Research & Development Manufacturing Sales and related services
Automobile Business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial Services Business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power Product and Other Businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

Segment Information

As of and for the year ended March 31, 2010

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,140,292	¥6,554,848	¥606,352	¥277,682	¥8,579,174	¥—	¥—	¥8,579,174
Intersegment	—	—	12,459	17,117	29,576	(29,576)	—	—

Total	¥1,140,292	¥6,554,848	¥618,811	¥294,799	¥8,608,750	¥(29,576)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	1,081,455	6,428,090	423,910	311,520	8,244,975	(29,576)	—	8,215,399

Segment income (loss)	¥58,837	¥126,758	¥194,901	¥(16,721)	¥363,775	¥—	¥—	¥363,775

Equity in income of affiliates	¥23,131	¥69,082	¥—	¥1,069	¥93,282	¥—	¥—	¥93,282
Assets	¥1,025,665	¥5,044,247	¥5,541,788	¥281,966	¥11,893,666	¥(264,551)	¥—	¥11,629,115
Investments in affiliates	¥103,032	¥334,875	¥—	¥16,821	¥454,728	¥—	¥—	¥454,728
Depreciation and amortization	¥48,683	¥337,787	¥230,453	¥12,751	¥629,674	¥—	¥—	¥629,674
Capital expenditures	¥38,332	¥284,586	¥546,342	¥23,748	¥893,008	¥—	¥—	¥893,008
Damaged and impairment losses on long-lived assets	¥—	¥548	¥3,312	¥—	¥3,860	¥—	¥—	¥3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥40,062	¥—	¥40,062	¥—	¥—	¥40,062

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	15,132	34,912	(34,912)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥307,811	¥8,971,779	¥(34,912)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	313,336	8,387,881	(34,912)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥933,671	¥4,883,029	¥5,572,152	¥290,730	¥11,679,582	¥(108,708)	¥—	¥11,570,874
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥40,324	¥296,364	¥213,805	¥13,146	¥563,639	¥—	¥—	¥563,639
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

As of and for the year ended March 31, 2012

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,348,828	¥5,805,975	¥516,148	¥277,144	¥7,948,095	¥—	¥—	¥7,948,095
Intersegment	—	16,767	10,428	12,590	39,785	(39,785)	—	—

Total	¥1,348,828	¥5,822,742	¥526,576	¥289,734	¥7,987,880	¥(39,785)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	1,206,226	5,899,948	356,570	293,772	7,756,516	(39,785)	—	7,716,731

Segment income (loss)	¥142,602	¥(77,206)	¥170,006	¥(4,038)	¥231,364	¥—	¥—	¥231,364

Equity in income of affiliates	¥31,185	¥68,521	¥—	¥700	¥100,406	¥—	¥—	¥100,406
Assets	¥1,005,883	¥4,950,002	¥5,644,380	¥304,985	¥11,905,250	¥(124,491)	¥—	¥11,780,759
Investments in affiliates	¥70,275	¥343,429	¥—	¥17,079	¥430,783	¥—	¥—	¥430,783
Depreciation and amortization	¥40,452	¥268,848	¥211,325	¥10,133	¥530,758	¥—	¥—	¥530,758
Capital expenditures	¥62,075	¥349,605	¥686,495	¥10,005	¥1,108,180	¥—	¥—	¥1,108,180
Damaged and impairment losses on long-lived assets	¥—	¥8,260	¥1,514	¥2,330	¥12,104	¥—	¥—	¥12,104
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,032	¥—	¥13,032	¥—	¥—	¥13,032

External Sales and Other Operating Revenue by Product or Service Groups

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2010	2011	2012
Motorcycles and relevant parts	¥1,079,165	¥1,225,098	¥1,286,319
All-terrain vehicles (ATVs) and relevant parts	61,127	63,096	62,509
Automobiles and relevant parts	6,554,848	6,794,098	5,805,975
Financial, insurance services	606,352	561,896	516,148
Power products and relevant parts	188,014	202,838	208,661
Others	89,668	89,841	68,483

Total	¥8,579,174	¥8,936,867	¥7,948,095

Geographical Information

Geographical Information

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,864,513	¥3,294,758	¥3,419,903	¥8,579,174
Long-lived assets	¥1,113,386	¥1,767,879	¥603,881	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,774,573	¥3,099,810	¥3,073,712	¥7,948,095
Long-lived assets	¥1,048,402	¥1,889,567	¥596,939	¥3,534,908

Supplemental Geographical Information Based on Location of Company and Its Subsidiaries

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,864,513	¥3,752,417	¥769,857	¥1,320,047	¥872,340	¥8,579,174	¥—	¥—	¥8,579,174
Transfers between geographic areas	1,441,264	155,799	55,615	198,533	24,151	1,875,362	(1,875,362)	—	—

Total	¥3,305,777	¥3,908,216	¥825,472	¥1,518,580	¥896,491	¥10,454,536	¥(1,875,362)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	3,334,912	3,671,837	836,344	1,405,574	850,683	10,099,350	(1,883,951)	—	8,215,399

Operating income (loss)	¥(29,135)	¥236,379	¥(10,872)	¥113,006	¥45,808	¥355,186	¥8,589	¥—	¥363,775

Assets	¥2,947,764	¥6,319,896	¥591,423	¥1,050,727	¥619,345	¥11,529,155	¥99,960	¥—	¥11,629,115
Long-lived assets	¥1,113,386	¥1,861,596	¥107,262	¥240,704	¥162,198	¥3,485,146	¥—	¥—	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,875,630	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,357,202	¥213,672	¥—	¥11,570,874
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,774,573	¥3,500,245	¥519,329	¥1,276,621	¥877,327	¥7,948,095	¥—	¥—	¥7,948,095
Transfers between geographic areas	1,588,379	214,511	61,463	213,857	15,805	2,094,015	(2,094,015)	—	—

Total	¥3,362,952	¥3,714,756	¥580,792	¥1,490,478	¥893,132	¥10,042,110	¥(2,094,015)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	¥3,472,786	¥3,491,463	¥592,901	¥1,413,608	¥836,176	¥9,806,934	¥(2,090,203)	¥—	¥7,716,731

Operating income (loss)	¥(109,834)	¥223,293	¥(12,109)	¥76,870	¥56,956	¥235,176	¥(3,812)	¥—	¥231,364

Assets	¥3,106,061	¥6,333,851	¥568,790	¥1,070,331	¥611,818	¥11,690,851	¥89,908	¥—	¥11,780,759
Long-lived assets	¥1,048,402	¥1,970,631	¥111,354	¥274,182	¥130,339	¥3,534,908	¥—	¥—	¥3,534,908

Explanatory notes:

1. Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The adjustments were not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥338,135 million as of March 31, 2010, ¥453,116 million as of March 31, 2011, and ¥399,732 million as of March 31, 2012, which consist primarily of cash and cash equivalents, available-for-sale securities, and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	For the years ended March 31, 2011 and 2012, impact of the Great East Japan Earthquake is included in Cost of sales, SG&A and R&D expenses of Japan (see note 1(u)).
7.	For the year ended March 31, 2012, impact of the floods in Thailand is included in Cost of sales, SG&A and R&D expenses of Asia (see note 1(v)).

Selected Quarterly Financial Data (Unaudited) * (Tables)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data

Quarterly financial data for the years ended March 31, 2010, 2011 and 2012 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2010:
First quarter	¥2,002,212	¥25,164	¥7,560	¥4.17
Second quarter	2,056,655	65,543	54,037	29.78
Third quarter	2,240,740	176,971	134,627	74.19
Fourth quarter	2,279,567	96,097	72,176	39.78

	¥8,579,174	¥363,775	¥268,400	¥147.91

Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

Year ended March 31, 2012:
First quarter	¥1,714,596	¥22,579	¥31,797	¥17.64
Second quarter	1,885,892	52,511	60,429	33.53
Third quarter	1,942,545	44,298	47,662	26.45
Fourth quarter	2,405,062	111,976	71,594	39.72

	¥7,948,095	¥231,364	¥211,482	¥117.34

General and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010 Entity	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Number of non consolidated entities, QSPEs	10
QSPEs, carrying amount, assets	¥ 282,353
QSPEs, carrying amount, liabilities	274,329
Adjustment in retained earnings			1,432
Impairment loss on goodwill		0	0	0
Carrying amount of goodwill		10,426	12,008
Advertising and sales promotion costs		195,284	210,803	196,713
Weighted average number of common shares outstanding		1,802,300,720	1,806,360,505	1,814,605,803
Cost of sales, SG&A and R&D expenses		7,716,731	8,367,092	8,215,399
Cost of sales		5,919,633	6,496,841	6,414,721
Selling, general and administrative		1,277,280	1,382,660	1,337,324
Earthquake
Significant Accounting Policies [Line Items]
Cost of sales, SG&A and R&D expenses			45,720
Cost of sales			17,450
Selling, general and administrative			28,270
Earthquake | Loss from Catastrophes
Significant Accounting Policies [Line Items]
Selling, general and administrative			15,647
Earthquake | Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative			7,723
Earthquake | Selling, General and Administrative
Significant Accounting Policies [Line Items]
Costs of restoration activities ncluded in selling, general and administrative expenses		19,797
Earthquake | Unallocated Amount to Segment
Significant Accounting Policies [Line Items]
Cost of sales			15,062
Flood
Significant Accounting Policies [Line Items]
Cost of sales, SG&A and R&D expenses		23,420
Cost of sales		10,680
Selling, general and administrative		12,740
Flood | Loss from Catastrophes
Significant Accounting Policies [Line Items]
Selling, general and administrative		7,654
Flood | Selling, General and Administrative Expense
Significant Accounting Policies [Line Items]
Insurance recoveries included in selling, general and administrative expenses		21,725
Flood | Unallocated Amount to Segment
Significant Accounting Policies [Line Items]
Cost of sales		7,330
Revision of Estimates and Settlement of Claims [Member]
Significant Accounting Policies [Line Items]
Overstatement Adjustment Amount		¥ 251,230	¥ 280,807

Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2012 Year
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	3
Estimated useful lives, maximum (years)	50
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	2
Estimated useful lives, maximum (years)	20

Foreign Currency Translation and Transaction Net Gains or Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Intercompany Foreign Currency Balance [Line Items]
Foreign currency translation and transaction gains (losses) included in other income (expenses)-other, net	¥ 4,563	¥ (60,514)	¥ (37,417)

Shipping and Handling Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs included in selling, general and administrative expenses	¥ 155,276	¥ 160,773	¥ 151,197

Finance Income and Related Cost of Finance (Detail) (Finance Subsidiaries, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Finance Subsidiaries
Segment Reporting Information [Line Items]
Finance income	¥ 526,576	¥ 573,458	¥ 618,811
Finance cost	¥ 293,216	¥ 309,850	¥ 321,491

Finance Subsidiaries-Receivables, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 4,009,801	¥ 4,031,792
Less:
Allowance for credit losses	23,049	28,437
Allowance for losses on lease residual values	5,366	7,225
Unearned interest income and fees	16,951	19,916
Finance receivables, net	3,964,435	3,976,214
Finance subsidiaries-receivables, net	3,446,114	3,479,981
Less current portion	1,081,721	1,131,068
Noncurrent finance subsidiaries-receivables, net	2,364,393	2,348,913
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,328,140	3,368,014
Direct financing leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	380,339	362,136
Less:
Finance subsidiaries-receivables, net	357,308	333,979
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	301,322	301,642
Wholesale | Wholesale flooring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	265,644	267,526
Wholesale | Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	35,678	34,116
Trade receivables, net
Less:
Finance receivables, net	334,044	332,195
Other assets, net
Less:
Finance receivables, net	¥ 184,277	¥ 164,038

Allowance for Credit Losses on Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	¥ 28,437
Provision	10,814
Charge-offs	(21,964)
Recoveries	6,810
Adjustments from foreign currency translation	(1,048)
Ending Balance	23,049
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	25,578
Provision	10,386
Charge-offs	(21,163)
Recoveries	6,671
Adjustments from foreign currency translation	(975)
Ending Balance	20,497
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,455
Provision	333
Charge-offs	(726)
Recoveries	134
Adjustments from foreign currency translation	(45)
Ending Balance	1,151
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,404
Provision	95
Charge-offs	(75)
Recoveries	5
Adjustments from foreign currency translation	(28)
Ending Balance	¥ 1,401

Age Analysis of Past Due Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 4,009,801	¥ 4,031,792
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,328,140	3,368,014
Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,766,604	2,781,316
Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	419,522	427,995
Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	142,014	158,703
Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	380,339	362,136
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,322	301,642
Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	265,644	267,526
Wholesale | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	35,678	34,116
30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	16,542	22,618
30-59 days past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15,477	21,118
30-59 days past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	10,027	14,127
30-59 days past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,250	5,325
30-59 days past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,200	1,666
30-59 days past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,050	1,375
30-59 days past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	125
30-59 days past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	125
60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,572	2,901
60-89 days past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,386	2,684
60-89 days past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	1,359	1,625
60-89 days past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	553	591
60-89 days past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	474	468
60-89 days past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	171	179
60-89 days past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	38
60-89 days past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	15	38
90 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,295	5,417
90 days and greater past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	4,149	4,560
90 days and greater past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,832	3,191
90 days and greater past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	354	474
90 days and greater past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	963	895
90 days and greater past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	893	584
90 days and greater past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	253	273
90 days and greater past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	253	273
Total past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	24,409	30,936
Total past due | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	22,012	28,362
Total past due | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	14,218	18,943
Total past due | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	5,157	6,390
Total past due | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,637	3,029
Total past due | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,114	2,138
Total past due | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	283	436
Total past due | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	283	436
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,985,392	4,000,856	[1]
Current | Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	3,306,128	3,339,652	[1]
Current | Retail | New auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	2,752,386	2,762,373	[1]
Current | Retail | Used auto loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	414,365	421,605	[1]
Current | Retail | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	139,377	155,674	[1]
Current | Direct financing leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	378,225	359,998	[1]
Current | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	301,039	301,206	[1]
Current | Wholesale | Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	265,361	267,090	[1]
Current | Wholesale | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables	¥ 35,678	¥ 34,116	[1]

[1]	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit Quality Indicators (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 4,009,801	¥ 4,031,792
Retail
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,328,140	3,368,014
Retail | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,766,604	2,781,316
Retail | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	419,522	427,995
Retail | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	142,014	158,703
Retail | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,321,605	3,360,770
Retail | Performing | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,762,413	2,776,500
Retail | Performing | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	418,615	426,930
Retail | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	140,577	157,340
Retail | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	6,535	7,244
Retail | Nonperforming | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,191	4,816
Retail | Nonperforming | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	907	1,065
Retail | Nonperforming | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,437	1,363
Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	380,339	362,136
Direct financing leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	379,275	361,373
Direct financing leases | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,064	763
Consumer Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,708,479	3,730,150
Consumer Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,700,880	3,722,143
Consumer Portfolio Segment | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	7,599	8,007
Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	301,322	301,642
Dealer loans | Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	265,644	267,526
Dealer loans | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	35,678	34,116
Dealer loans | Low Risk
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	168,779	158,142
Dealer loans | Low Risk | Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	150,473	144,118
Dealer loans | Low Risk | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	18,306	14,024
Dealer loans | Moderate Risk
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	132,543	143,500
Dealer loans | Moderate Risk | Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	115,171	123,408
Dealer loans | Moderate Risk | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 17,372	¥ 20,092

Contractual Maturities of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Investments Classified by Contractual Maturity Date [Line Items]
2013	¥ 1,446,611
2014	978,111
2015	762,499
2016	517,352
2017	240,294
After five years	64,934
Financial Services Assets Finance Receivables, Noncurrent, Total	2,563,190
Total	¥ 4,009,801

Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other finance receivables	¥ 48,544	¥ 59,520
Impaired finance receivables	20,320	19,574
Allowances for credit losses	¥ 20,299	¥ 19,574

Assets and Liabilities of Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	¥ 3,446,114		¥ 3,479,981
Total assets	11,780,759		11,570,874		11,629,115
Total liabilities	7,252,469		6,987,962
Primary beneficiary
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	562,947		500,208
Restricted cash	17,486	[1]	7,931	[1]
Other assets	1,367		1,688
Total assets	581,800		509,827
Secured debt	563,460	[2]	495,695	[2]
Other liabilities	255		532
Total liabilities	¥ 563,715		¥ 496,227

[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.
[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Inventory [Line Items]
Finished goods	¥ 603,721	¥ 531,071
Work in process	44,891	49,606
Raw materials	387,167	319,136
Inventories (notes 5 and 9)	¥ 1,035,779	¥ 899,813

Equity Securities Included in Investments in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Carrying amounts	¥ 182,770	¥ 171,198
Market values	¥ 191,870	¥ 177,293

Combined Financial Information in Respect of Affiliates Accounted for Under Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,576,148	¥ 1,522,632
Other assets, principally property, plant and equipment	1,147,662	1,101,791
Total assets	2,723,810	2,624,423
Current liabilities	1,147,583	1,048,909
Other liabilities	236,975	226,242
Total liabilities	1,384,558	1,275,151
Equity	1,339,252	1,349,272
Net sales	4,491,867	5,071,486	4,529,748
Net income attributable to Honda's affiliates	250,993	356,822	223,622
Motorcycle business
Schedule of Equity Method Investments [Line Items]
Current assets	216,751	225,393
Other assets, principally property, plant and equipment	108,971	100,796
Total assets	325,722	326,189
Current liabilities	134,395	127,984
Other liabilities	7,969	7,392
Total liabilities	142,364	135,376
Equity	183,358	190,813
Net sales	888,914	1,189,024	992,264
Net income attributable to Honda's affiliates	72,168	104,790	83,467
Automobile business
Schedule of Equity Method Investments [Line Items]
Current assets	1,338,679	1,276,877
Other assets, principally property, plant and equipment	1,012,363	974,543
Total assets	2,351,042	2,251,420
Current liabilities	1,005,935	912,678
Other liabilities	223,095	213,215
Total liabilities	1,229,030	1,125,893
Equity	1,122,012	1,125,527
Net sales	3,579,019	3,857,890	3,512,551
Net income attributable to Honda's affiliates	177,309	253,468	137,471
Power product and other businesses
Schedule of Equity Method Investments [Line Items]
Current assets	20,718	20,362
Other assets, principally property, plant and equipment	26,328	26,452
Total assets	47,046	46,814
Current liabilities	7,253	8,247
Other liabilities	5,911	5,635
Total liabilities	13,164	13,882
Equity	33,882	32,932
Net sales	23,934	24,572	24,933
Net income attributable to Honda's affiliates	¥ 1,516	¥ (1,436)	¥ 2,684

Significant Investments in Affiliates Accounted for Under Equity Method (Detail)	Mar. 31, 2012	Mar. 31, 2011
Motorcycle business | P.T. Astra Honda Motor
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Guangqi Honda Automobile Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Dongfeng Honda Automobile Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile business | Dongfeng Honda Engine Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%

Investments in and Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2011	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Honda sold its investment in Hero Honda Motors Ltd. (HHML) with book value	¥ 34,275
Percentage of investment sold in Hero Honda Motors Ltd. (HHML)	26.00%
Proceeds from sales of investments in affiliates	71,073	9,957	71,073
Gain on sale of the investment			46,756
Equity in undistributed income of affiliates		380,271	379,179
Licensing Agreements
Schedule of Equity Method Investments [Line Items]
Consideration to be paid in installments	45,000
Net sales and other operating revenue	32,015
Gain on sale of the investment	¥ 46,756

Transactions with Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transaction [Line Items]
Amounts due from	¥ 176,255	¥ 135,576
Amounts due to	142,490	97,254
Purchases from	762,415	806,744	783,066
Sales to	¥ 561,426	¥ 617,603	¥ 566,420

Investments and Advances Current (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments and Advances [Line Items]
Advances	¥ 824	¥ 790
Certificates of deposit	1,509	1,366
Other Investments and Marketable Securities Current, Total	4,559	2,487
Corporate bonds
Investments and Advances [Line Items]
Marketable securities	1,404	331
U.S. government and agency debt securities
Investments and Advances [Line Items]
Marketable securities	¥ 822

Investments and Advances Noncurrent (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments and Advances [Line Items]
Other	¥ 11,697	¥ 12,178
Guaranty deposits	21,679	23,735
Advances	1,276	1,159
Other	32,850	23,468
Other, including marketable equity securities (notes 4 and 7)	188,863	199,906
Auction rate securities
Investments and Advances [Line Items]
Non-marketable securities	6,651	6,948
Equity securities
Investments and Advances [Line Items]
Marketable securities	100,829	92,421
Government, agency and local bonds
Investments and Advances [Line Items]
Marketable securities	1,999	1,999
U.S. government and agency debt securities
Investments and Advances [Line Items]
Marketable securities	10,913	37,029
Preferred stock
Investments and Advances [Line Items]
Non-marketable securities	¥ 969	¥ 969

Marketable Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Available-for-sale
Cost	¥ 44,818	¥ 46,017
Fair value	107,480	99,369
Gross unrealized gains	64,704	56,019
Gross unrealized losses	2,042	2,667
Held-to-maturity
Amortized cost	16,647	40,725
Fair value	16,711	40,649
Gross unrealized gains	84	91
Gross unrealized losses	¥ 20	¥ 167

Maturities of Debt Securities Classified as Held-To-Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Due within one year	¥ 3,735
Due after one year through five years	12,090
Due after five years through ten years	822
Total	¥ 16,647

Gross Unrealized Losses on Marketable Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Available-for-sale
Less than 12 months	¥ 2,971
12 months or longer	12,302
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	15,273
Held-to-maturity
Less than 12 months	5,734
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	5,734
Available-for-sale
Less than 12 months	317
12 months or longer	1,725
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	2,042
Held-to-maturity
Less than 12 months	20
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	¥ 20

Future Minimum Lease Rentals (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Years ending March 31
2013	¥ 257,416
2014	168,689
2015	56,968
2016	2,653
2017	487
Total future minimum lease rentals	¥ 486,213

Short-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans	¥ 282,238	¥ 268,600
Asset backed notes	49,636	35,908
Medium-term notes	141,033	184,437
Commercial paper	491,941	605,795
Short-term debt (notes 4 and 9)	¥ 964,848	¥ 1,094,740

Short-term and Long-term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Weighted average interest rates on short-term debt outstanding	0.88%	0.67%
Weighted average interest rate on total outstanding long-term debt	2.10%	2.29%
Unused line of credit facilities	¥ 2,271,362
Committed Unused Line of credit	783,667
Committed line of credit for commercial paper	777,353
Notes Payable to Banks | Minimum
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	0.64%
Notes Payable to Banks | Maximum
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	15.24%
Asset Backed Notes Maturing Through 2013
Debt Disclosure [Line Items]
Weighted average interest rate of asset backed notes secured by finance subsidiaries-receivables	1.18%	1.94%
Medium Term Notes Maturing Through 2023 | Minimum
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	0.49%	0.49%
Medium Term Notes Maturing Through 2023 | Maximum
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	5.51%	5.29%
Commercial Paper
Debt Disclosure [Line Items]
Unused line of credit facilities	698,049
Medium-term Notes
Debt Disclosure [Line Items]
Unused line of credit facilities	¥ 1,573,313

Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 3,146,396	¥ 3,005,695
Less current portion	911,395	962,455
Total long-term debt, excluding current portion	2,235,001	2,043,240
Parent Company
Debt Instrument [Line Items]
Long-term debt	70,198	70,240
Parent Company | Bank Loans Maturing Through 2031
Debt Instrument [Line Items]
Unsecured debt	198	240
Parent Company | Japanese Yen 0.76 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	70,000	70,000
Subsidiaries
Debt Instrument [Line Items]
Less unamortized discount, net	5,233	5,105
Long-term debt	3,076,198	2,935,455
Subsidiaries | Bank Loans Maturing Through 2029
Debt Instrument [Line Items]
Secured debt	14,746	19,827
Unsecured debt	897,769	804,396
Subsidiaries | Asset Backed Notes Maturing Through 2015
Debt Instrument [Line Items]
Secured debt	511,384	453,802
Subsidiaries | Japanese Yen 1.30 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt		40,000
Subsidiaries | Japanese Yen 1.51 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | Japanese Yen 1.48 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.49 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	20,000	20,000
Subsidiaries | Japanese Yen 1.31 Percent Unsecured Bond Due 2013
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | Japanese Yen 1.05 Percent Unsecured Bond Due 2014
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.56 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.59 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.47 Percent Unsecured Bond Due 2016
Debt Instrument [Line Items]
Unsecured debt	40,000
Subsidiaries | Japanese Yen 0.48 Percent Unsecured Bond Due 2017
Debt Instrument [Line Items]
Unsecured debt	40,000
Subsidiaries | Thai Baht 4.72 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt		3,575
Subsidiaries | Medium Term Notes Maturing Through 2023
Debt Instrument [Line Items]
Medium-term notes	¥ 1,397,532	¥ 1,408,960

Long-term Debt (Parenthetical) (Detail)	Mar. 31, 2012
Parent Company | Japanese Yen 0.76 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	0.76%
Subsidiaries | Japanese Yen 1.30 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	1.30%
Subsidiaries | Japanese Yen 1.51 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	1.51%
Subsidiaries | Japanese Yen 1.48 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	1.48%
Subsidiaries | Japanese Yen 0.49 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Interest rate	0.49%
Subsidiaries | Japanese Yen 1.31 Percent Unsecured Bond Due 2013
Debt Instrument [Line Items]
Interest rate	1.31%
Subsidiaries | Japanese Yen 1.05 Percent Unsecured Bond Due 2014
Debt Instrument [Line Items]
Interest rate	1.05%
Subsidiaries | Japanese Yen 0.56 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Interest rate	0.56%
Subsidiaries | Japanese Yen 0.59 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Interest rate	0.59%
Subsidiaries | Japanese Yen 0.47 Percent Unsecured Bond Due 2016
Debt Instrument [Line Items]
Interest rate	0.47%
Subsidiaries | Japanese Yen 0.48 Percent Unsecured Bond Due 2017
Debt Instrument [Line Items]
Interest rate	0.48%
Subsidiaries | Thai Baht 4.72 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Interest rate	4.72%

Pledged Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Trade accounts and notes receivable	¥ 10,119	¥ 13,808
Inventories	3,289	11,691
Other current assets		5,337
Property, plant and equipment	22,102	24,548
Finance subsidiaries-receivables	¥ 570,655	¥ 504,587

Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	¥ 911,395
2014	714,552
2015	572,069
2016	312,907
2017	479,594
After five years	155,879
Long Term Debt, Maturities, Repayments of Principal after Year One, Total	2,235,001
Total	¥ 3,146,396	¥ 3,005,695

Other Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Liabilities [Line Items]
Accrued liabilities for product warranty, excluding current portion	¥ 89,738	¥ 98,042
Pension and other postretirement benefits	574,258	542,917
Deferred income taxes	526,299	472,378
Other	247,414	263,193
Other liabilities (notes 4, 10, 11 and 13)	¥ 1,437,709	¥ 1,376,530

Total Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Income from continuing operations	¥ 135,735	¥ 206,827	¥ 146,869
Other comprehensive income (loss) (note 15)	(20,770)	(4,708)	27,708
Income Tax Expense (Benefit), Intraperiod Tax Allocation, Total	¥ 114,965	¥ 202,119	¥ 174,577

Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income before income taxes and equity in income of affiliates	¥ 257,403	¥ 630,548	¥ 336,198
Japanese
Income before income taxes and equity in income of affiliates	(125,787)	115,740	(24,723)
Foreign Country
Income before income taxes and equity in income of affiliates	¥ 383,190	¥ 514,808	¥ 360,921

Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Current	¥ 86,074	¥ 76,647	¥ 90,263
Deferred	49,661	130,180	56,606
Income from continuing operations	135,735	206,827	146,869
Income Tax Expense Benefit | Japanese
Income Taxes [Line Items]
Current	8,136	(52,701)	9,209
Deferred	(26,071)	22,324	(7,018)
Income from continuing operations	(17,935)	(30,377)	2,191
Income Tax Expense Benefit | Foreign Country
Income Taxes [Line Items]
Current	77,938	129,348	81,054
Deferred	75,732	107,856	63,624
Income from continuing operations	¥ 153,670	¥ 237,204	¥ 144,678

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Net change in the total valuation allowance	¥ 3,613	¥ 12,069	¥ 4,872
Operating loss carryforward	417,547
Tax credit carryforward	2,395
Deferred tax liabilities not recognized on indefinitely reinvested foreign earnings	99,483	114,260
Undistributed earnings not subject to deferred tax liabilities	3,858,508	3,718,929
Unrecognized tax benefits	43,627	46,265	109,473	125,771
Unrecognized tax benefits that would impact Honda's effective income tax rate, if recognized	32,460	41,264	105,318
Recognized interest and penalties included in income tax expense	513	6,050	335
Accrued interest and accrued penalties	¥ 2,121	¥ 2,685
Open tax years under income tax examination	Honda has open tax years from primarily 2005 to 2012 with various significant taxing jurisdictions including Japan (fiscal years 2006-2012), the United States (fiscal years 2005-2012), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil, and Australia
Japanese
Income Taxes [Line Items]
Statutory income tax rate	40.00%	40.00%	40.00%
Foreign Country | Minimum
Income Taxes [Line Items]
Statutory income tax rate	16.00%
Foreign Country | Maximum
Income Taxes [Line Items]
Statutory income tax rate	40.00%

Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	40.00%		40.00%	40.00%
Recognition of valuation allowance	7.20%		2.30%	6.20%
Difference in statutory tax rates of foreign subsidiaries	(12.20%)		(6.20%)	(6.30%)
Reversal of valuation allowance	(1.80%)		(0.70%)	(0.90%)
Research and development credit	(0.60%)		(0.30%)	(0.30%)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	9.80%		6.10%	4.10%
Undistributed earnings of subsidiaries and affiliates	2.70%		2.80%	3.70%
Other adjustments relating to prior years	0.40%			(1.60%)
Adjustments for unrecognized tax benefits	(1.10%)		(10.30%)	0.60%
Adjustments for the change in income tax laws	8.30%	[1]
Other	0.00%		(0.90%)	(1.80%)
Effective tax rate	52.70%		32.80%	43.70%

[1]	On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan will be changed to approximately 38% for fiscal years beginning on or after April 1, 2012, and to approximately 35% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net of deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws.

Effective Income Tax Rate (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
Mar. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Amendments to law, approved date	Nov 30, 2011
Deferred tax assets decreased	¥ (16,072)
Income tax expenses increased	¥ 16,072
Fiscal years beginning on or after April 1, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	38.00%
Fiscal years beginning on or after April 1, 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	35.00%

Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Inventories	¥ 28,371	¥ 27,461
Allowance for dealers and customers	79,075	98,479
Accrued bonus	28,408	33,531
Property, plant and equipment	54,330	68,417
Operating loss carryforwards	145,140	69,441
Pension and other postretirement benefits	210,691	225,590
Other	161,107	157,355
Total gross deferred tax assets	707,122	680,274
Less valuation allowance	69,092	65,479
Net deferred tax assets	638,030	614,795
Deferred tax liabilities:
Inventories	(11,044)	(9,351)
Prepaid pension expenses	(19,586)	(19,948)
Property, plant and equipment, excluding lease transactions	(65,774)	(50,691)
Direct financing lease transactions	(17,942)	(16,181)
Operating lease transactions	(525,865)	(468,914)
Undistributed earnings of subsidiaries and affiliates	(91,241)	(100,389)
Net unrealized gains on available-for-sale securities	(21,218)	(19,737)
Other	(42,673)	(40,454)
Total gross deferred tax liabilities	(795,343)	(725,665)
Net deferred tax asset (liability)	¥ (157,313)	¥ (110,870)

Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets-Deferred income taxes	¥ 188,755	¥ 202,291
Other assets	181,746	160,379
Other current liabilities	(1,515)	(1,162)
Other liabilities	(526,299)	(472,378)
Net deferred tax asset (liability)	¥ (157,313)	¥ (110,870)

Operating Loss and Tax Credit Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	¥ 417,547
Tax credit carryforwards	2,395
Within 1 year
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	851
Tax credit carryforwards	1
1 to 5 years
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	8,325
Tax credit carryforwards	794
5 to 20 years
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	315,852
Tax credit carryforwards	937
Indefinite periods
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	92,519
Tax credit carryforwards	¥ 663

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 46,265		¥ 109,473		¥ 125,771
Additions for tax positions related to the current year	2,910		12,338		4,207
Additions for tax positions of prior years	4,538		7,280		2,422
Reductions for tax positions of prior years	(1,217)	[1]	(71,519)	[1]	(20,225)	[1]
Settlements	(1,688)	[1]	(9,191)	[1]	(716)	[1]
Reductions for statute of limitations	(6,894)		(8)
Effect of exchange rate changes	(287)		(2,108)		(1,986)
Balance at end of year	¥ 43,627		¥ 46,265		¥ 109,473

[1]	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Dividends and Legal Reserves - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Jun. 30, 2012 Dividend declared
Stockholders Equity Note [Line Items]
Dividends and legal reserves requirements	The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and a legal reserve equals 25% of stated capital.
Dividends per share	¥ 60	¥ 51	¥ 34
Future dividend, per share				¥ 15
Future dividend, aggregate				¥ 27,034
Future dividend, proposed and resolved in the general shareholders' meeting				Jun 21, 2012

Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ (1,174,026)	¥ (1,157,951)
Service cost	(33,454)	(35,209)	(37,215)
Interest cost	(23,481)	(23,159)	(22,593)
Actuarial gain (loss)	7,449	(2,936)
Benefits paid	47,174	45,229
Benefit obligations at end of year	(1,176,338)	(1,174,026)	(1,157,951)
Change in plan assets:
Balance at beginning of year	748,345	694,738
Actual return on plan assets	29,364	26,760
Employer contributions	71,166	72,076
Benefits paid	(47,174)	(45,229)
Balance at end of year	801,701	748,345	694,738
Funded status	(374,637)	(425,681)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	1,268	1,171
Current liabilities	(305)	(403)
Noncurrent liabilities	(375,600)	(426,449)
Total	(374,637)	(425,681)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	403,010	436,688
Prior service cost (benefit)	(137,975)	(154,279)
Total	265,035	282,409
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(1,157,473)	(1,156,330)
Accumulated benefit obligations	(1,088,929)	(1,086,774)
Fair value of plan assets	782,949	731,018
Foreign plans
Change in benefit obligations:
Benefit obligations at beginning of year	(446,159)	(430,683)
Service cost	(19,506)	(18,113)	(15,210)
Interest cost	(24,130)	(24,165)	(23,135)
Plan participants' contributions	(22)	(199)
Actuarial gain (loss)	(66,872)	(20,033)
Benefits paid	11,585	7,672
Amendment	2,579
Other		742
Foreign currency translation	6,461	38,620
Benefit obligations at end of year	(536,064)	(446,159)	(430,683)
Change in plan assets:
Balance at beginning of year	395,565	379,648
Actual return on plan assets	22,651	37,866
Employer contributions	21,503	20,617
Plan participants' contributions	22	199
Benefits paid	(11,585)	(7,672)
Foreign currency translation	(5,656)	(35,093)
Balance at end of year	422,500	395,565	379,648
Funded status	(113,564)	(50,594)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets		4,735
Current liabilities	(86)	(86)
Noncurrent liabilities	(113,478)	(55,243)
Total	(113,564)	(50,594)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	201,199	135,868
Net transition obligation	110	140
Prior service cost (benefit)	(2,151)	532
Total	199,158	136,540
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(464,641)	(298,015)
Accumulated benefit obligations	(420,920)	(273,168)
Fair value of plan assets	¥ 363,068	¥ 263,553

Pension and Other Postretirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Selling, General and Administrative
Defined Benefit Plan Disclosure [Line Items]
Cost of special early retirement plan	¥ 10,354
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	1,104,401	1,101,299
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	(18,241)
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	16,304
Expected contribution to pension plans in the year ending March 31, 2013	70,129
Japanese plans | Level 1 | Equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	13.00%	11.00%
Japanese plans | Level 1 | Equity securities | United States
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	41.00%	41.00%
Japanese plans | Level 1 | Equity securities | Other countries
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	46.00%	48.00%
Japanese plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Derivative asset position, gross	4,672	2,813
Derivative liability position, gross	10,179	8,759
Japanese plans | Level 2 | Debt Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Pension plan debt securities	29.00%	27.00%
Japanese plans | Level 2 | Debt Securities | United States
Defined Benefit Plan Disclosure [Line Items]
Pension plan debt securities	24.00%	22.00%
Japanese plans | Level 2 | Debt Securities | Other countries
Defined Benefit Plan Disclosure [Line Items]
Pension plan debt securities	47.00%	51.00%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	472,765	386,686
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	(10,614)
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	223
Estimated net transition obligation for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	(32)
Expected contribution to pension plans in the year ending March 31, 2013	¥ 23,426
Foreign plans | Level 1 | Equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	6.00%	7.00%
Foreign plans | Level 1 | Equity securities | United States
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	54.00%	44.00%
Foreign plans | Level 1 | Equity securities | Other countries
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	40.00%	49.00%

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥ 72,397	[1]	¥ 12,220	[1]	¥ (6,773)	[1]
Amortization of actuarial loss (gain)	(10,734)	[1]	(11,809)	[1]	(12,329)	[1]
Japanese plans
Pension Cost
Service cost-benefits earned during the year	33,454		35,209		37,215
Interest cost on projected benefit obligations	23,481		23,159		22,593
Expected return on plan assets	(23,645)		(22,972)		(22,080)
Amortization of actuarial loss (gain)	20,373		21,871		27,288
Amortization of prior service cost (benefit)	(16,304)		(16,304)		(16,304)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	37,359		40,963		48,712
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(13,305)		(50)		(56,262)
Amortization of actuarial loss (gain)	(20,373)		(21,871)		(27,288)
Amortization of prior service cost (benefit)	16,304		16,304		16,304
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(17,374)		(5,617)		(67,246)
Total recognized in Pension cost and Other comprehensive income (loss)	19,985		35,346		(18,534)
Foreign plans
Pension Cost
Service cost-benefits earned during the year	19,506		18,113		15,210
Interest cost on projected benefit obligations	24,130		24,165		23,135
Expected return on plan assets	(26,796)		(27,332)		(27,675)
Amortization of actuarial loss (gain)	5,829		5,422		1,403
Amortization of net transition obligation	30		31		31
Amortization of prior service cost (benefit)	6		5		(44)
Other	3		382		7,162
Defined Benefit Plan, Net Periodic Benefit Cost, Total	22,708		20,786		19,222
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	71,160		8,560		32,479
Amortization of actuarial loss (gain)	(5,829)		(5,422)		(1,403)
Amortization of net transition obligation	(30)		(31)		(31)
Prior service cost (benefit)	(2,677)				989
Amortization of prior service cost (benefit)	(6)		(5)		44
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	62,618		3,102		32,078
Total recognized in Pension cost and Other comprehensive income (loss)	¥ 85,326		¥ 23,888		¥ 51,300

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Weighted-Average Assumptions Used to Determine Benefit Obligation (Detail)	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%
Rate of salary increase	2.10%	2.20%
Foreign plans | Minimum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.60%	5.50%
Rate of salary increase	1.50%	1.50%
Foreign plans | Maximum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.20%	6.00%
Rate of salary increase	4.40%	4.60%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%	2.00%
Rate of salary increase	2.20%	2.30%	2.30%
Expected long-term rate of return	3.00%	3.00%	3.00%
Foreign plans | Minimum
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.50%	5.60%	6.90%
Rate of salary increase	1.50%	1.50%	1.50%
Expected long-term rate of return	6.50%	6.50%	6.50%
Foreign plans | Maximum
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	6.00%	6.50%	8.00%
Rate of salary increase	4.60%	5.30%	6.40%
Expected long-term rate of return	7.50%	8.00%	8.00%

Fair Value of Japanese Pension Plan Assets by Asset Category (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	¥ 801,701	¥ 748,345	¥ 694,738
Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	28,306	24,458
Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	231,537	222,448
Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	6,774	7,961
Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	271,969	257,170
Group Annuities | General Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,891	14,029
Group Annuities | Separate Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	12,330	12,906
Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	63,271	55,464
Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	177,130	159,855
Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	(5,507)	(5,946)
Level 1
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	464,713	432,919
Level 1 | Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	28,306	24,458
Level 1 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	231,011	222,184
Level 1 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	5,349	4,766
Level 1 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	199,068	180,841
Level 1 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	627	415
Level 1 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	352	255
Level 2
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	273,437	257,994
Level 2 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	346	4
Level 2 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	1,425	2,173
Level 2 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	72,801	76,329
Level 2 | Group Annuities | General Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,891	14,029
Level 2 | Group Annuities | Separate Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	12,330	12,906
Level 2 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	176,503	158,754
Level 2 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	(5,859)	(6,201)
Level 3
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	63,551	57,432	29,086
Level 3 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	180	260
Level 3 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		1,022
Level 3 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	100
Level 3 | Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	63,271	55,464	28,444
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		¥ 686

Reconciliation for Level 3 Japanese Pension Plan Assets (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Pooled Funds Hedge Funds	Mar. 31, 2011 Pooled Funds Hedge Funds	Mar. 31, 2012 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2011 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2012 Level 3	Mar. 31, 2011 Level 3	Mar. 31, 2012 Level 3 Equity securities	Mar. 31, 2011 Level 3 Equity securities	Mar. 31, 2012 Level 3 Corporate bonds	Mar. 31, 2011 Level 3 Corporate bonds	Mar. 31, 2012 Level 3 Government, agency and local bonds	Mar. 31, 2011 Level 3 Government, agency and local bonds	Mar. 31, 2012 Level 3 Pooled Funds Hedge Funds	Mar. 31, 2011 Level 3 Pooled Funds Hedge Funds	Mar. 31, 2012 Level 3 Pooled Funds Commingled and Other Mutual Funds	Mar. 31, 2011 Level 3 Pooled Funds Commingled and Other Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 801,701	¥ 748,345	¥ 694,738	¥ 63,271	¥ 55,464	¥ 177,130	¥ 159,855	¥ 57,432	¥ 29,086	¥ 260	¥ 139	¥ 1,022	¥ 229		¥ 274	¥ 55,464	¥ 28,444	¥ 686
Actual return on plan assets:
Relating to assets still held at the reporting date								1,336	(332)	(13)	(56)			(1)		1,350	(276)
Relating to assets sold during the period								(591)	(121)	10	(7)	(2)	19			(596)	(133)	(3)
Purchases, sales and settlements, net								5,399	29,336	(77)	290	(995)	931	101		7,053	27,429	(683)	686
Transfers in and/or out of Level 3								(25)	(537)		(106)	(25)	(157)		(274)
Balance at end of year	¥ 801,701	¥ 748,345	¥ 694,738	¥ 63,271	¥ 55,464	¥ 177,130	¥ 159,855	¥ 63,551	¥ 57,432	¥ 180	¥ 260		¥ 1,022	¥ 100		¥ 63,271	¥ 55,464		¥ 686

Fair Value of Foreign Pension Plan Assets by Plan Category (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	¥ 422,500	¥ 395,565	¥ 379,648
Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	3,130	4,266
Short-term investments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,616	5,919
Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	131,150	140,461
Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	46,207	44,885
Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	42,198	44,692
Pooled Funds | Real Estate
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,190	11,698
Pooled Funds | Private Equity Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,030	7,952
Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	19,726	7,148
Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	139,150	119,933
Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	73	(175)
Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	5,030	8,786
Level 1
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	137,197	147,495
Level 1 | Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	3,130	4,266
Level 1 | Short-term investments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	125	235
Level 1 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	130,929	140,404
Level 1 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	3,013	2,597
Level 1 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		(7)
Level 2
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	238,545	219,676
Level 2 | Short-term investments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,491	5,684
Level 2 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	221	57
Level 2 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	46,207	44,838
Level 2 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	39,185	41,995
Level 2 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	137,310	118,579
Level 2 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	101	(169)
Level 2 | Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	5,030	8,692
Level 3
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	46,758	28,394	15,478
Level 3 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		47
Level 3 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		100
Level 3 | Pooled Funds | Real Estate
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,190	11,698	5,366
Level 3 | Pooled Funds | Private Equity Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	10,030	7,952	5,228
Level 3 | Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	19,726	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	1,840	1,354	27
Level 3 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	(28)	1
Level 3 | Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		¥ 94

Reconciliation for Level 3 Foreign Pension Plan Assets (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	¥ 395,565	¥ 379,648
Actual return on plan assets:
Foreign currency translation	(5,656)	(35,093)
Balance at end of year	422,500	395,565
Pooled Funds | Real Estate
Actual return on plan assets:
Balance at end of year	15,190	11,698
Pooled Funds | Private Equity Funds
Actual return on plan assets:
Balance at end of year	10,030	7,952
Pooled Funds | Hedge Funds
Actual return on plan assets:
Balance at end of year	19,726	7,148
Pooled Funds | Commingled and Other Mutual Funds
Actual return on plan assets:
Balance at end of year	139,150	119,933
Level 3
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	28,394	15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	1,664	1,788
Relating to assets sold during the period	48	235
Purchases, sales and settlements, net	16,468	14,265
Transfers in and/or out of Level 3	(72)	(1,841)
Foreign currency translation	256	(1,531)
Balance at end of year	46,758	28,394
Level 3 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year		208
Actual return on plan assets:
Relating to assets sold during the period		(3)
Purchases, sales and settlements, net		(190)
Transfers in and/or out of Level 3		1
Foreign currency translation		(16)
Level 3 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	47	278
Actual return on plan assets:
Relating to assets sold during the period		(34)
Purchases, sales and settlements, net	(40)	(175)
Transfers in and/or out of Level 3	(4)	1
Foreign currency translation	(3)	(23)
Balance at end of year		47
Level 3 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	100	3,966
Actual return on plan assets:
Relating to assets still held at the reporting date		7
Relating to assets sold during the period	1	268
Purchases, sales and settlements, net	(29)	(3,840)
Transfers in and/or out of Level 3	(68)	14
Foreign currency translation	(4)	(315)
Balance at end of year		100
Level 3 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	1	(1)
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)
Relating to assets sold during the period		1
Purchases, sales and settlements, net	(27)	2
Foreign currency translation		(1)
Balance at end of year	(28)	1
Level 3 | Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	94	406
Actual return on plan assets:
Relating to assets still held at the reporting date		9
Relating to assets sold during the period	(2)	5
Purchases, sales and settlements, net	(88)	(267)
Transfers in and/or out of Level 3		(24)
Foreign currency translation	(4)	(35)
Balance at end of year		94
Level 3 | Pooled Funds | Real Estate
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	11,698	5,366
Actual return on plan assets:
Relating to assets still held at the reporting date	925	634
Relating to assets sold during the period	1
Purchases, sales and settlements, net	2,610	6,165
Transfers in and/or out of Level 3		6
Foreign currency translation	(44)	(473)
Balance at end of year	15,190	11,698
Level 3 | Pooled Funds | Private Equity Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	7,952	5,228
Actual return on plan assets:
Relating to assets still held at the reporting date	198	913
Relating to assets sold during the period	193
Purchases, sales and settlements, net	1,769	4,690
Transfers in and/or out of Level 3		(2,425)
Foreign currency translation	(82)	(454)
Balance at end of year	10,030	7,952
Level 3 | Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	7,148
Actual return on plan assets:
Relating to assets still held at the reporting date	527	225
Relating to assets sold during the period	(145)
Purchases, sales and settlements, net	11,798	7,143
Foreign currency translation	398	(220)
Balance at end of year	19,726	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	1,354	27
Actual return on plan assets:
Relating to assets still held at the reporting date	16
Relating to assets sold during the period		(2)
Purchases, sales and settlements, net	475	737
Transfers in and/or out of Level 3		586
Foreign currency translation	(5)	6
Balance at end of year	¥ 1,840	¥ 1,354

Estimated Future Gross Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2013	¥ 41,507
2014	43,347
2015	43,869
2016	45,670
2017	47,541
2018-2022	272,262
Foreign plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2013	9,483
2014	10,627
2015	12,132
2016	13,662
2017	15,808
2018-2022	¥ 122,344

Supplemental Disclosure of Cash Flow Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash paid (provided), net during the year for:
Interest	¥ 97,788	¥ 128,401	¥ 154,814
Income taxes	¥ 47,217	¥ 174,092	¥ (229)

Supplemental Disclosures of Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Retired treasury stock	23,400
Treasury Stock
Retirement of treasury stock	(80,417)
Retained earnings
Retirement of treasury stock	80,417

Components and Related Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Adjustments from foreign currency translation:
Balance at beginning of year	¥ (1,268,233)		¥ (977,488)		¥ (1,068,585)
Adjustments for the year	(116,812)		(290,745)		91,097
Balance at end of year	(1,385,045)		(1,268,233)		(977,488)
Net unrealized gains on available-for-sale securities:
Balance at beginning of year	30,299		29,724		6,617
Reclassification adjustments for realized (gain) loss on available-for-sale securities	(539)		70		353
Increase (decrease) in net unrealized gains on available-for-sale securities	6,438		505		22,754
Balance at end of year	36,198		30,299		29,724
Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(156)		(324)
Reclassification adjustments for realized (gain) loss on derivative instruments	47		(646)		194
Increase (decrease) in net unrealized gains on derivative instruments	(76)		814		(518)
Balance at end of year	(185)		(156)		(324)
Pension and other postretirement benefits adjustment
Balance at beginning of year	(257,290)		(260,074)		(260,860)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	6,890	[1]	7,739	[1]	7,581	[1]
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(46,646)	[1]	(4,955)	[1]	(6,795)	[1]
Balance at end of year	(297,046)		(257,290)		(260,074)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,495,380)		(1,208,162)		(1,322,828)
Adjustments for the year	(150,698)		(287,218)		114,666
Balance at end of year	¥ (1,646,078)		¥ (1,495,380)		¥ (1,208,162)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Before-tax amount
Adjustments from foreign currency translation	¥ (118,587)		¥ (292,106)		¥ 87,644
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,525		193		35,581
Reclassification adjustments for losses (gains) realized in net income	(706)		116		588
Net unrealized gains (losses)	8,819		309		36,169
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(115)		1,359		(865)
Reclassification adjustments for losses (gains) realized in net income	78		(1,077)		324
Net unrealized gains (losses)	(37)		282		(541)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,397)	[1]	(12,220)	[1]	6,773	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	[1]	11,809	[1]	12,329	[1]
Net unrealized gains (losses)	(61,663)	[1]	(411)	[1]	19,102	[1]
Other comprehensive income (loss)	(171,468)		(291,926)		142,374
Tax (expense) or benefit (note 11)
Adjustments from foreign currency translation	1,775		1,361		3,453
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	(3,087)		312		(12,827)
Reclassification adjustments for losses (gains) realized in net income	167		(46)		(235)
Net unrealized gains (losses)	(2,920)		266		(13,062)
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	39		(545)		347
Reclassification adjustments for losses (gains) realized in net income	(31)		431		(130)
Net unrealized gains (losses)	8		(114)		217
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	25,751	[1]	7,265	[1]	(13,568)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(3,844)	[1]	(4,070)	[1]	(4,748)	[1]
Net unrealized gains (losses)	21,907	[1]	3,195	[1]	(18,316)	[1]
Other comprehensive income (loss)	20,770		4,708		(27,708)
Net-of-tax amount
Adjustments from foreign currency translation	(116,812)		(290,745)		91,097
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	6,438		505		22,754
Reclassification adjustments for losses (gains) realized in net income	(539)		70		353
Net unrealized gains (losses)	5,899		575		23,107
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(76)		814		(518)
Reclassification adjustments for losses (gains) realized in net income	47		(646)		194
Net unrealized gains (losses)	(29)		168		(324)
Pension and other postretirement benefits adjustment
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(46,646)	[1]	(4,955)	[1]	(6,795)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	6,890	[1]	7,739	[1]	7,581	[1]
Net unrealized gains (losses)	(39,756)	[1]	2,784	[1]	786	[1]
Other comprehensive income (loss)	¥ (150,698)		¥ (287,218)		¥ 114,666

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).

Assets and Liabilities at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Derivative instruments	¥ 43,412	¥ 61,152
Available-for-sale securities	107,480	99,369
Total	150,892	160,521
Liabilities:
Derivative instruments	(28,931)	(21,661)
Total	(28,931)	(21,661)
Marketable equity securities
Assets:
Available-for-sale securities	100,829	92,421
Auction rate securities
Assets:
Available-for-sale securities	6,651	6,948
Level 1
Assets:
Available-for-sale securities	100,829	92,421
Total	100,829	92,421
Level 1 | Marketable equity securities
Assets:
Available-for-sale securities	100,829	92,421
Level 2
Assets:
Derivative instruments	65,400	87,639
Total	65,400	87,639
Liabilities:
Derivative instruments	(50,919)	(48,147)
Total	(50,919)	(48,147)
Level 2 | Foreign exchange instruments
Assets:
Derivative instruments	33,566	57,880
Liabilities:
Derivative instruments	(30,820)	(15,712)
Level 2 | Interest rate instruments
Assets:
Derivative instruments	31,834	29,759
Liabilities:
Derivative instruments	(20,099)	(32,435)
Level 3
Assets:
Derivative instruments		154
Available-for-sale securities	6,651	6,948
Total	6,651	7,102
Liabilities:
Derivative instruments		(155)
Total		(155)
Level 3 | Interest rate instruments
Assets:
Derivative instruments		154
Liabilities:
Derivative instruments		(155)
Level 3 | Auction rate securities
Assets:
Available-for-sale securities	6,651	6,948
Gross fair value
Assets:
Derivative instruments	65,400	87,793
Available-for-sale securities	107,480	99,369
Total	172,880	187,162
Liabilities:
Derivative instruments	(50,919)	(48,302)
Total	(50,919)	(48,302)
Gross fair value | Foreign exchange instruments
Assets:
Derivative instruments	33,566	57,880
Liabilities:
Derivative instruments	(30,820)	(15,712)
Gross fair value | Interest rate instruments
Assets:
Derivative instruments	31,834	29,913
Liabilities:
Derivative instruments	(20,099)	(32,590)
Gross fair value | Marketable equity securities
Assets:
Available-for-sale securities	100,829	92,421
Gross fair value | Auction rate securities
Assets:
Available-for-sale securities	6,651	6,948
Netting adjustment
Assets:
Derivative instruments	(21,988)	(26,641)
Total	(21,988)	(26,641)
Liabilities:
Derivative instruments	21,988	26,641
Total	¥ 21,988	¥ 26,641

Reconciliation for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 6,947	¥ 38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities		(28,582)
Total realized/unrealized gains or losses
Included in earnings		(94)
Included in other comprehensive income (loss)	(114)	349
Purchases	1,784
Purchases, issuances, and settlements, net		(2,329)
Issuances
Sales	(1,879)
Foreign currency translation	(87)	(1,018)
Balance at end of year	6,651	6,947
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)	(114)	67
Retained interests in securitizations
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		27,555
Adjustment resulting from the adoption of new accounting standards on variable interest entities		(27,555)
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Interest rate instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	(1)	1,025
Adjustment resulting from the adoption of new accounting standards on variable interest entities		(1,027)
Total realized/unrealized gains or losses
Included in earnings		2
Issuances
Settlements	1
Foreign currency translation		(1)
Balance at end of year		(1)
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Auction rate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	6,948	10,041
Total realized/unrealized gains or losses
Included in earnings		(96)
Included in other comprehensive income (loss)	(114)	349
Purchases	1,784
Purchases, issuances, and settlements, net		(2,329)
Issuances
Sales	(1,879)
Foreign currency translation	(88)	(1,017)
Balance at end of year	6,651	6,948
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)	¥ (114)	¥ 67

Fair Value Measurements - Additional Information (Detail) (Level 3, Auction rate securities, AAA credit rating, United States Government guarantee)	Mar. 31, 2012
Level 3 | Auction rate securities | AAA credit rating | United States Government guarantee
Fair Value, Measurement Inputs, Disclosure [Line Items]
Subsidiary's auction rate securities (ARS) holdings, percentage guaranteed by the United States Government	95.00%

Estimated Fair Values of Significant Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 3,446,114		¥ 3,479,981
Held-to-maturity securities	16,647		40,725
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,607,127	[1]	3,642,235	[1]
Held-to-maturity securities	16,647		40,725
Debt	(4,111,244)		(4,100,435)
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	3,653,850	[1]	3,701,218	[1]
Held-to-maturity securities	16,711		40,649
Debt	¥ (4,176,361)		¥ (4,159,300)

[1]	The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table exclude ¥333,979 million and ¥357,308 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table also include ¥496,233 million and ¥518,321 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

Estimated Fair Values of Significant Financial Instruments (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 3,446,114	¥ 3,479,981
Finance subsidiaries-receivables classified as trade receivables and other assets in the consolidated balance sheets	518,321	496,233
Direct financing leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 357,308	¥ 333,979

Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign exchange instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	¥ 16,191	¥ 15,050
Derivatives not designated as hedging instruments	1,136,641	1,204,695
Foreign exchange instruments | Foreign currency forward exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	16,191	15,050
Derivatives not designated as hedging instruments	607,458	611,359
Foreign exchange instruments | Foreign currency option contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	79,090	44,237
Foreign exchange instruments | Currency swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	450,093	549,099
Interest rate instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	3,823,639	3,566,605
Interest rate instruments | Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	¥ 3,823,639	¥ 3,566,605

Risk Management Activities and Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amounts recognized in accumulated other comprehensive income (loss)	¥ (185)	¥ (156)	¥ (324)
Expected to be recognized in earnings within the next twelve months	¥ (185)	¥ (156)
Period that hedges the changes in cash flows related to the risk of foreign currency rate				Two months

Estimated Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives	¥ 43,412	¥ 61,152
Liability derivatives	(28,178)	(21,547)
Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	21,749	18,092
Other asset
Derivatives, Fair Value [Line Items]
Asset derivatives	21,663	43,060
Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(28,178)	(21,547)
Foreign exchange instruments
Derivatives, Fair Value [Line Items]
Asset derivatives
Liability derivatives	(753)	(114)
Asset derivatives	33,566	57,880
Liability derivatives	(30,067)	(15,598)
Foreign exchange instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives
Asset derivatives	22,692	20,174
Foreign exchange instruments | Other asset
Derivatives, Fair Value [Line Items]
Asset derivatives
Asset derivatives	2,316	31,702
Foreign exchange instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(753)	(114)
Liability derivatives	(21,509)	(9,594)
Interest rate instruments
Derivatives, Fair Value [Line Items]
Asset derivatives	31,834	29,913
Liability derivatives	(20,099)	(32,590)
Interest rate instruments | Other current assets
Derivatives, Fair Value [Line Items]
Asset derivatives	(943)	(2,082)
Interest rate instruments | Other asset
Derivatives, Fair Value [Line Items]
Asset derivatives	19,347	11,358
Interest rate instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	(6,669)	(11,953)
Gross fair value
Derivatives, Fair Value [Line Items]
Asset derivatives	65,400	87,793
Liability derivatives	(50,166)	(48,188)
Netting adjustment
Derivatives, Fair Value [Line Items]
Asset derivatives	(21,988)	(26,641)
Liability derivatives	¥ 21,988	¥ 26,641

Pre-tax Effects of Derivative Instruments on Results of Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	¥ (5,130)	¥ 59,653	¥ 3,686
Foreign exchange instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	(115)	1,359	(865)
Foreign exchange instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)	(78)	1,077	(324)
Gain (Loss) recognized in earnings (financial instruments' time value component excluded from the assessment of hedge effectiveness)	(455)	128	686
Gain (Loss) recognized in earnings	(3,709)	75,591	39,593
Interest rate instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in earnings	¥ (1,421)	¥ (15,938)	¥ (35,907)

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financial guarantee
Commitments and Contingencies Disclosure [Line Items]
Guaranteed bank loans of employees for their housing costs	¥ 28,165	¥ 30,393
Undiscounted maximum amount of Honda's obligation to make future payments	28,165	30,393
Amount accrued for any estimated losses under the obligations		0
Capital additions
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchases of property, plant and equipment	¥ 88,136

Changes in Provision for Product Warranties (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 213,943	¥ 226,038
Warranty claims paid during the period	(82,547)	(82,080)
Liabilities accrued for warranties issued during the period	60,004	84,920
Changes in liabilities for pre-existing warranties during the period	(17,697)	(3,550)
Foreign currency translation	(3,141)	(11,385)
Balance at end of year	¥ 170,562	¥ 213,943

Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
2013	¥ 18,733
2014	13,776
2015	10,667
2016	7,928
2017	9,559
After five years	41,069
Total minimum lease payments	¥ 101,732

Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 34,079	¥ 38,641	¥ 42,435

Allowances for Trade Receivables and Finance Subsidiaries-Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		Mar. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 32,115			¥ 56,010
Additions - Charged to costs and expenses	13,032			40,062
Deductions - Bad debts written off	18,438			50,769
Foreign currency translation	(727)			(1,123)
Balance at end of period	25,982			44,180
Trade accounts and notes receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,904	8,555		7,455
Additions - Charged to costs and expenses	3,773	3,625		4,039
Deductions - Bad debts written off	3,858	3,849		3,268
Foreign currency translation	(526)	(427)		329
Balance at end of period	7,293	7,904		8,555
Finance subsidiaries-receivables: Allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	24,890			35,617
Additions - Charged to costs and expenses	11,625			32,913
Deductions - Bad debts written off	15,484			32,053
Foreign currency translation	(415)			(1,550)
Balance at end of period	20,616			34,927
Finance subsidiaries-receivables: Allowances for losses on lease residual values
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,225	9,253		20,393
Additions - Charged to costs and expenses	1,407	3,159		7,149
Deductions - Bad debts written off	2,954	4,611		18,716
Foreign currency translation	(312)	(576)		427
Balance at end of period	5,366	7,225		9,253
Other asset | Trade accounts and notes receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	23,275	9,319		9,140
Additions - Charged to costs and expenses	1,293	15,839		1,294
Deductions - Bad debts written off	1,311	1,734		1,395
Foreign currency translation	(221)	(149)		280
Balance at end of period	23,036	23,275		9,319
Adjustments for New Accounting Pronouncement
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		45,076
Additions - Charged to costs and expenses		13,305
Deductions - Bad debts written off		22,913
Foreign currency translation		(3,353)
Balance at end of period		32,115
Adjustments for New Accounting Pronouncement | Finance subsidiaries-receivables: Allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		35,823	[1]
Additions - Charged to costs and expenses		10,146	[1]
Deductions - Bad debts written off		18,302	[1]
Foreign currency translation		(2,777)	[1]
Balance at end of period		¥ 24,890	[1]

[1]	Honda adopted Accounting Standards Update (ASU) 2009-16 "Accounting for Transfers of Financial Assets", and ASU 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities", effective April 1, 2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31, 2010.

Segment Information - Additional Information (Detail)	Mar. 31, 2012 Segment
Segment Reporting Disclosure [Line Items]
Number of reportable segments	4

Principal Products and Services, and Functions of Each Segment (Detail)	12 Months Ended
Mar. 31, 2012
Motorcycle business
Segment Reporting Disclosure [Line Items]
Principal products and services	Motorcycles, all-terrain vehicles (ATVs), and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Automobile business
Segment Reporting Disclosure [Line Items]
Principal products and services	Automobiles and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Financial services business
Segment Reporting Disclosure [Line Items]
Principal products and services	Financial, insurance services
Functions	Retail loan and lease related to Honda products Others
Power product and other businesses
Segment Reporting Disclosure [Line Items]
Principal products and services	Power products and relevant parts, and others
Functions	Research & Development Manufacturing Sales and related services Others

Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales and other operating revenue:
External customers													¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Total	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	7,948,095	8,936,867	8,579,174
Cost of sales, SG&A and R&D expenses													7,716,731	8,367,092	8,215,399
Segment income (loss)	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	231,364	569,775	363,775
Equity in income of affiliates													100,406	139,756	93,282
Assets	11,780,759				11,570,874				11,629,115				11,780,759	11,570,874	11,629,115
Investments in affiliates	430,783				434,991				454,728				430,783	434,991	454,728
Depreciation and amortization													530,758	563,639	629,674
Capital expenditures													1,108,180	1,125,040	893,008
Damaged and impairment losses on long-lived assets													12,104	17,668	3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,032	13,305	40,062
Motorcycle business
Net sales and other operating revenue:
External customers													1,348,828	1,288,194	1,140,292
Total													1,348,828	1,288,194	1,140,292
Cost of sales, SG&A and R&D expenses													1,206,226	1,149,600	1,081,455
Segment income (loss)													142,602	138,594	58,837
Equity in income of affiliates													31,185	40,471	23,131
Assets	1,005,883				933,671				1,025,665				1,005,883	933,671	1,025,665
Investments in affiliates	70,275				76,280				103,032				70,275	76,280	103,032
Depreciation and amortization													40,452	40,324	48,683
Capital expenditures													62,075	37,084	38,332
Damaged and impairment losses on long-lived assets														59
Automobile business
Net sales and other operating revenue:
External customers													5,805,975	6,794,098	6,554,848
Intersegment													16,767	8,218
Total													5,822,742	6,802,316	6,554,848
Cost of sales, SG&A and R&D expenses													5,899,948	6,537,766	6,428,090
Segment income (loss)													(77,206)	264,550	126,758
Equity in income of affiliates													68,521	100,018	69,082
Assets	4,950,002				4,883,029				5,044,247				4,950,002	4,883,029	5,044,247
Investments in affiliates	343,429				341,955				334,875				343,429	341,955	334,875
Depreciation and amortization													268,848	296,364	337,787
Capital expenditures													349,605	273,502	284,586
Damaged and impairment losses on long-lived assets													8,260	16,774	548
Financial services business
Net sales and other operating revenue:
External customers													516,148	561,896	606,352
Intersegment													10,428	11,562	12,459
Total													526,576	573,458	618,811
Cost of sales, SG&A and R&D expenses													356,570	387,179	423,910
Segment income (loss)													170,006	186,279	194,901
Assets	5,644,380				5,572,152				5,541,788				5,644,380	5,572,152	5,541,788
Depreciation and amortization													211,325	213,805	230,453
Capital expenditures													686,495	800,491	546,342
Damaged and impairment losses on long-lived assets													1,514	835	3,312
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,032	13,305	40,062
Power product and other businesses
Net sales and other operating revenue:
External customers													277,144	292,679	277,682
Intersegment													12,590	15,132	17,117
Total													289,734	307,811	294,799
Cost of sales, SG&A and R&D expenses													293,772	313,336	311,520
Segment income (loss)													(4,038)	(5,525)	(16,721)
Equity in income of affiliates													700	(733)	1,069
Assets	304,985				290,730				281,966				304,985	290,730	281,966
Investments in affiliates	17,079				16,756				16,821				17,079	16,756	16,821
Depreciation and amortization													10,133	13,146	12,751
Capital expenditures													10,005	13,963	23,748
Damaged and impairment losses on long-lived assets													2,330
Segment total
Net sales and other operating revenue:
External customers													7,948,095	8,936,867	8,579,174
Intersegment													39,785	34,912	29,576
Total													7,987,880	8,971,779	8,608,750
Cost of sales, SG&A and R&D expenses													7,756,516	8,387,881	8,244,975
Segment income (loss)													231,364	583,898	363,775
Equity in income of affiliates													100,406	139,756	93,282
Assets	11,905,250				11,679,582				11,893,666				11,905,250	11,679,582	11,893,666
Investments in affiliates	430,783				434,991				454,728				430,783	434,991	454,728
Depreciation and amortization													530,758	563,639	629,674
Capital expenditures													1,108,180	1,125,040	893,008
Damaged and impairment losses on long-lived assets													12,104	17,668	3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,032	13,305	40,062
Reconciling items
Net sales and other operating revenue:
Intersegment													(39,785)	(34,912)	(29,576)
Total													(39,785)	(34,912)	(29,576)
Cost of sales, SG&A and R&D expenses													(39,785)	(34,912)	(29,576)
Assets	(124,491)				(108,708)				(264,551)				(124,491)	(108,708)	(264,551)
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses														14,123
Segment income (loss)														¥ (14,123)

Segment Information (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Assets	¥ 11,780,759	¥ 11,570,874	¥ 11,629,115
Depreciation and amortization related to depreciation of property on operating leases	209,762	212,143	227,931
Capital expenditures related to purchases of operating lease assets	683,767	798,420	544,027
Corporate Elimination
Segment Reporting Information [Line Items]
Assets	399,732	453,116	338,135
Financial services business
Segment Reporting Information [Line Items]
Assets	5,644,380	5,572,152	5,541,788
Financial services business | Property available for operating leases
Segment Reporting Information [Line Items]
Depreciation and amortization related to depreciation of property on operating leases	209,762	212,143	227,931
Capital expenditures related to purchases of operating lease assets	¥ 683,767	¥ 798,420	¥ 544,027

External Sales and Other Operating Revenue by Product or Service Groups (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Motorcycles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	1,286,319	1,225,098	1,079,165
All Terrain Vehicles and Relevant Parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	62,509	63,096	61,127
Automobiles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	5,805,975	6,794,098	6,554,848
Financial, insurance services
Revenue from External Customer [Line Items]
External sales and other operating revenue	516,148	561,896	606,352
Power products and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	208,661	202,838	188,014
Others
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 68,483	¥ 89,841	¥ 89,668

Geographical Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Long-lived assets	3,534,908	3,391,573	3,485,146
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	1,774,573	1,834,003	1,864,513
Long-lived assets	1,048,402	1,053,168	1,113,386
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	3,099,810	3,504,765	3,294,758
Long-lived assets	1,889,567	1,766,814	1,767,879
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	3,073,712	3,598,099	3,419,903
Long-lived assets	¥ 596,939	¥ 571,591	¥ 603,881

Supplemental Geographical Information Based on Location of Company and Its Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales and other operating revenue:
External customers													¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Total	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	7,948,095	8,936,867	8,579,174
External customers													7,948,095	8,936,867	8,579,174
Total	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	7,948,095	8,936,867	8,579,174
Cost of sales, SG&A and R&D expenses													7,716,731	8,367,092	8,215,399
Operating Income (loss)	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	231,364	569,775	363,775
Assets	11,780,759				11,570,874				11,629,115				11,780,759	11,570,874	11,629,115
Long-lived assets	3,534,908				3,391,573				3,485,146				3,534,908	3,391,573	3,485,146
Japan
Net sales and other operating revenue:
External customers													1,774,573	1,834,003	1,864,513
Transfers between geographic areas													1,588,379	1,777,204	1,441,264
Total													3,362,952	3,611,207	3,305,777
External customers													1,774,573	1,834,003	1,864,513
Transfers between geographic areas													1,588,379	1,777,204	1,441,264
Total													3,362,952	3,611,207	3,305,777
Cost of sales, SG&A and R&D expenses													3,472,786	3,545,089	3,334,912
Operating Income (loss)													(109,834)	66,118	(29,135)
Assets	3,106,061				2,875,630				2,947,764				3,106,061	2,875,630	2,947,764
Long-lived assets	1,048,402				1,053,168				1,113,386				1,048,402	1,053,168	1,113,386
North America
Net sales and other operating revenue:
External customers													3,500,245	3,941,505	3,752,417
Transfers between geographic areas													214,511	206,392	155,799
Total													3,714,756	4,147,897	3,908,216
External customers													3,500,245	3,941,505	3,752,417
Transfers between geographic areas													214,511	206,392	155,799
Total													3,714,756	4,147,897	3,908,216
Cost of sales, SG&A and R&D expenses													3,491,463	3,846,975	3,671,837
Operating Income (loss)													223,293	300,922	236,379
Assets	6,333,851				6,209,145				6,319,896				6,333,851	6,209,145	6,319,896
Long-lived assets	1,970,631				1,852,542				1,861,596				1,970,631	1,852,542	1,861,596
Europe
Net sales and other operating revenue:
External customers													519,329	618,426	769,857
Transfers between geographic areas													61,463	80,872	55,615
Total													580,792	699,298	825,472
External customers													519,329	618,426	769,857
Transfers between geographic areas													61,463	80,872	55,615
Total													580,792	699,298	825,472
Cost of sales, SG&A and R&D expenses													592,901	709,501	836,344
Operating Income (loss)													(12,109)	(10,203)	(10,872)
Assets	568,790				564,678				591,423				568,790	564,678	591,423
Long-lived assets	111,354				106,633				107,262				111,354	106,633	107,262
Asia
Net sales and other operating revenue:
External customers													1,276,621	1,594,058	1,320,047
Transfers between geographic areas													213,857	247,109	198,533
Total													1,490,478	1,841,167	1,518,580
External customers													1,276,621	1,594,058	1,320,047
Transfers between geographic areas													213,857	247,109	198,533
Total													1,490,478	1,841,167	1,518,580
Cost of sales, SG&A and R&D expenses													1,413,608	1,690,530	1,405,574
Operating Income (loss)													76,870	150,637	113,006
Assets	1,070,331				1,049,113				1,050,727				1,070,331	1,049,113	1,050,727
Long-lived assets	274,182				231,867				240,704				274,182	231,867	240,704
Other regions
Net sales and other operating revenue:
External customers													877,327	948,875	872,340
Transfers between geographic areas													15,805	33,208	24,151
Total													893,132	982,083	896,491
External customers													877,327	948,875	872,340
Transfers between geographic areas													15,805	33,208	24,151
Total													893,132	982,083	896,491
Cost of sales, SG&A and R&D expenses													836,176	912,534	850,683
Operating Income (loss)													56,956	69,549	45,808
Assets	611,818				658,636				619,345				611,818	658,636	619,345
Long-lived assets	130,339				147,363				162,198				130,339	147,363	162,198
Total geographical segments
Net sales and other operating revenue:
External customers													7,948,095	8,936,867	8,579,174
Transfers between geographic areas													2,094,015	2,344,785	1,875,362
Total													10,042,110	11,281,652	10,454,536
External customers													7,948,095	8,936,867	8,579,174
Transfers between geographic areas													2,094,015	2,344,785	1,875,362
Total													10,042,110	11,281,652	10,454,536
Cost of sales, SG&A and R&D expenses													9,806,934	10,704,629	10,099,350
Operating Income (loss)													235,176	577,023	355,186
Assets	11,690,851				11,357,202				11,529,155				11,690,851	11,357,202	11,529,155
Long-lived assets	3,534,908				3,391,573				3,485,146				3,534,908	3,391,573	3,485,146
Geographical segment reconciling items
Net sales and other operating revenue:
Transfers between geographic areas													(2,094,015)	(2,344,785)	(1,875,362)
Total													(2,094,015)	(2,344,785)	(1,875,362)
Transfers between geographic areas													(2,094,015)	(2,344,785)	(1,875,362)
Total													(2,094,015)	(2,344,785)	(1,875,362)
Cost of sales, SG&A and R&D expenses													(2,090,203)	(2,351,660)	(1,883,951)
Operating Income (loss)													(3,812)	6,875	8,589
Assets	89,908				213,672				99,960				89,908	213,672	99,960
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses														14,123
Operating Income (loss)														¥ (14,123)

Supplemental Geographical Information Based on Location of Company and Its Subsidiaries (Parenthetical) (Detail) (Geographical segment reconciling items, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Geographical segment reconciling items
Segment Reporting Disclosure [Line Items]
Unallocated corporate assets consist primarily of cash and cash equivalents and marketable securities	¥ 399,732	¥ 453,116	¥ 338,135

Quarterly Financial Data (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Quarterly Financial Information [Line Items]
Net sales and other operating revenue	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 2,213,079	¥ 2,110,414	¥ 2,251,911	¥ 2,361,463	¥ 2,279,567	¥ 2,240,740	¥ 2,056,655	¥ 2,002,212	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Operating Income (loss)	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	231,364	569,775	363,775
Net income (loss) attributable to Honda Motor Co., Ltd.	¥ 71,594	¥ 47,662	¥ 60,429	¥ 31,797	¥ 44,554	¥ 81,118	¥ 135,929	¥ 272,487	¥ 72,176	¥ 134,627	¥ 54,037	¥ 7,560	¥ 211,482	¥ 534,088	¥ 268,400
Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 39.78	¥ 74.19	¥ 29.78	¥ 4.17	¥ 117.34	¥ 295.67	¥ 147.91